Schedule of Investments (unaudited) April 30, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 2.7%

Cayman Islands — 1.0%(a)(b)
Battalion CLO X Ltd.:
Series 2016-10A, Class A1R, (LIBOR USD 3 Month + 1.25%), 2.27%, 01/24/29	USD	3,000	$2,907,586
Series 2016-10A, Class A2R, (LIBOR USD 3 Month + 1.80%), 2.82%, 01/24/29		2,000	1,878,683
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R, (LIBOR USD 3 Month + 1.75%), 2.97%, 07/15/29		1,800	1,627,994
CarVal CLO II Ltd., Series 2019-1A, Class D, (LIBOR USD 3 Month + 4.15%), 5.29%, 04/20/32		250	204,995
Dewolf Park CLO Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.15%), 3.37%, 10/15/30		1,000	905,462
LCM XIV LP, Series 14A, Class AR, (LIBOR USD 3 Month + 1.04%), 2.18%, 07/20/31		500	460,447
Madison Park Funding XIX Ltd.:
Series 2015-19A, Class A1R2, (LIBOR USD 3 Month + 0.92%), 2.02%, 01/22/28		3,000	2,922,775
Series 2015-19A, Class A2R2, (LIBOR USD 3 Month + 1.50%), 2.60%, 01/22/28		2,000	1,836,717
Madison Park Funding XXV Ltd., Series 2017-25A, Class A1, (LIBOR USD 3 Month + 1.18%), 2.17%, 04/25/29		1,000	963,278
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class CR, (LIBOR USD 3 Month + 1.60%), 2.74%, 04/20/27		1,000	887,406
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.25%), 3.47%, 07/15/29		1,000	913,054
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class A1AR, (LIBOR USD 3 Month + 1.17%), 2.39%, 07/15/29		550	529,612
Palmer Square Loan Funding Ltd., Series 2019-3A, Class A2, (LIBOR USD 3 Month + 1.60%), 3.29%, 08/20/27		1,500	1,383,442
Regatta Funding LP, Series 2013-2A, Class A1R2, (LIBOR USD 3 Month + 1.25%), 2.47%, 01/15/29		500	485,060

			17,906,511

Ireland — 1.2%
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (EURIBOR 3 Month + 5.66%), 5.66%, 05/15/31(b)	EUR	1,300	1,022,358
Aqueduct European CLO DAC, Series 2017-2X, Class E, (EURIBOR 3 Month + 4.40%), 4.40%, 10/15/30(b)		919	659,007
Avoca CLO XV DAC:
Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(b)		3,530	2,530,500

Security		Par (000)	Value
Ireland (continued)
Series 15X, Class FR, (EURIBOR 3 Month + 5.84%), 5.84%, 04/15/31(b)	EUR	3,425	$1,936,179
Series 15X, Class M1, 0.00%, 04/15/31(c)		5,300	2,958,400
Avoca CLO XVIII DAC, Series 18X, Class E, (EURIBOR 3 Month + 4.60%), 4.60%, 04/15/31(b)		3,800	2,754,224
CVC Cordatus Loan Fund VI DAC, Series 6X, Class SUB, 0.00%, 04/15/32(c)		4,445	1,363,895
Harvest CLO XXII DAC, Series 22X, Class E, (EURIBOR 3 Month + 6.11%), 6.11%, 01/15/32(b)		2,500	1,692,162
Harvest CLO XXIII DAC, Series 23X, Class E, (EURIBOR 3 Month + 5.33%), 5.33%, 10/20/32(b)		473	305,244
Invesco Euro CLO III DAC, Series 3X, Class F, (EURIBOR 3 Month + 8.07%), 8.07%, 07/15/32(b)		1,200	915,959
Invesco Euro CLO IV DAC, Series 4X, Class X, (EURIBOR 3 Month + 0.40%), 0.40%, 04/15/33(b)		1,550	1,698,567
Madison Park Euro Funding X DAC, Series 10X, Class M, 0.00%, 10/25/30(c)		1,100	472,801
OCP Euro CLO DAC, Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32(b)		1,000	577,988
Voya Euro CLO I DAC, Series 1X, Class SUB, (3M EURIBOR + 0.00%), 0.00%, 10/15/30		2,894	1,566,020

			20,453,304

Netherlands — 0.4%
Avoca CLO XIV DAC:
Series 14X, Class ER, (EURIBOR 3 Month + 4.70%), 4.70%, 01/12/31(b)		1,970	1,482,211
Series 14X, Class FR, (EURIBOR 3 Month + 6.35%), 6.35%, 01/12/31(b)		2,200	1,311,263
Series 14X, Class SUB, 0.00%, 01/12/31(c)		1,500	650,690
Cairn CLO IX BV, Series 2018-9X, Class E, (EURIBOR 3 Month + 4.13%), 4.13%, 04/25/32(b)		1,760	1,225,838
OZLME III DAC:
Series 3X, Class E, (EURIBOR 3 Month + 4.80%), 4.80%, 08/24/30(b)		1,600	1,098,758
Series 3X, Class SUB, 0.00%, 08/24/30(c)		5,300	1,991,391

			7,760,151

United Kingdom — 0.1%
Greene King Finance plc, Series B1, (LIBOR GBP 3 Month + 1.80%), 2.29%, 12/15/34(b)	GBP	1,500	1,718,963

Total Asset-Backed Securities — 2.7% (Cost: $73,792,311)			47,838,929

1

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 0.5%

Brazil — 0.1%
Oi SA, ADR(d)		1,034,424	$532,935

Italy — 0.0%
Telecom Italia SpA		164,091	65,444

Netherlands — 0.0%
Altice Europe NV(d)		124,300	495,920

United Kingdom — 0.0%
Arrow Global Group plc		15,930	20,227
New Look Secured Issuer plc(d)		21,796,216	274,523

			294,750

United States — 0.4%
Caesars Entertainment Corp.(d)		77,863	752,157
Discovery, Inc., Class A(d)		50,000	1,121,000
Intel Corp.		10,000	599,800
Lions Gate Entertainment Corp., Class A(d)		452,490	3,230,779
McDermott International, Inc.(d)		1,172	51
Oracle Corp.		20,000	1,059,400
Tribune Resources LLC(d)		1,007,612	78,720
Tribune Resources LLC, Class A(d)		86,655	11,265

			6,853,172

Total Common Stocks — 0.5% (Cost: $19,815,628)			8,242,221

		Par (000)
Corporate Bonds — 71.0%

Australia — 0.1%
FMG Resources August 2006 Pty. Ltd.(a):
4.75%, 05/15/22	USD	35	35,157
5.13%, 03/15/23		24	24,226
5.13%, 05/15/24		36	36,529
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28		900	891,630
QBE Insurance Group Ltd., (USD Swap Rate 10 Year + 4.40%), 5.87%, 06/17/46(b)		477	479,617
Santos Finance Ltd., 5.25%, 03/13/29		900	886,654

			2,353,813

Austria — 0.1%
Mondi Finance Europe GmbH, 2.38%, 04/01/28	EUR	1,700	1,951,361

Belgium — 0.0%
Telenet Finance Luxembourg Notes SARL, 3.50%, 03/01/28		100	112,160

Brazil — 0.4%
Oi SA:
10.00%, (10.00% Cash or 4.00% PIK), 07/27/25(e)	USD	9,726	7,145,571

Canada — 2.4%(a)
1011778 BC ULC:
4.25%, 05/15/24		12,550	12,546,109
5.75%, 04/15/25		1,656	1,742,940

Security		Par (000)	Value

Canada (continued)
Air Canada Pass-Through Trust:
Series 2015-2, Class B, 5.00%, 12/15/23	USD	13,467	$11,948,332
Series 2017-1, Class B, 3.70%, 01/15/26		17,063	13,472,816
Bombardier, Inc., 8.75%, 12/01/21		4,070	3,386,240
Brookfield Residential Properties, Inc., 6.25%, 09/15/27		52	47,580
Mattamy Group Corp.:
5.25%, 12/15/27		52	48,750
4.63%, 03/01/30		379	335,567

			43,528,334

Cayman Islands — 0.0%
Pearl Holding III Ltd., 9.50%, 12/11/22		400	171,000

China — 1.6%
21Vianet Group, Inc., 7.88%, 10/15/21		485	442,592
Agile Group Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(b)(f)		400	363,125
Anton Oilfield Services Group, 9.75%, 12/05/20		400	348,500
Baoxin Auto Finance I Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.63%(b)(f)		335	230,731
Bi Hai Co. Ltd., 6.25%, 03/05/22		400	396,250
China Aoyuan Group Ltd., 4.80%, 02/18/21		500	493,125
China Evergrande Group:
4.25%, 02/14/23(g)	HKD	10,000	1,147,535
7.50%, 06/28/23	USD	338	265,119
China Resources Land Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.14%), 3.75%(b)(f)		545	532,737
China SCE Group Holdings Ltd., 7.38%, 04/09/24		300	281,531
China Singyes Solar Technologies Holdings Ltd., 2.00%, (2.00% Cash or 6.00% PIK), 12/19/22(e)		426	334,761
Chinalco Capital Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.79%), 4.10%(b)(f)		370	354,044
CMHI Finance BVI Co. Ltd., 5.00%, 08/06/28		635	717,748
CNAC HK Finbridge Co. Ltd., 4.88%, 03/14/25		905	962,128
Coastal Emerald Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.45%), 4.30%(b)(f)		790	762,103
Easy Tactic Ltd., 8.63%, 02/27/24		750	663,984
European TopSoho SARL, Series SMCP, 4.00%, 09/21/21(g)	EUR	9,500	4,885,162
Fantasia Holdings Group Co. Ltd., 7.95%, 07/05/22	USD	350	318,938
Franshion Brilliant Ltd., 4.25%, 07/23/29		695	657,644
Hilong Holding Ltd., 8.25%, 09/26/22		200	130,750
Hopson Capital International Group Co. Ltd., 6.00%, 02/17/21		500	490,625
Huachen Energy Co. Ltd., 6.63%, 05/18/20(d)(h)		446	175,334

2

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
Huarong Finance 2019 Co. Ltd.:
4.50%, 05/29/29	USD	1,300	$1,334,531
3.38%, 02/24/30		700	664,344
Huarong Finance Co. Ltd.:
3.25%, 11/13/24		900	880,034
3.88%, 11/13/29		700	685,781
Jingrui Holdings Ltd., 9.45%, 04/23/21		500	465,000
Kaisa Group Holdings Ltd.:
6.75%, 02/18/21		345	335,081
8.50%, 06/30/22		787	728,221
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(b)(f)		400	341,250
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(b)(f)		500	493,906
Overseas Chinese Town Asia Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%(b)(f)		575	571,406
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(g)(i)		860	822,641
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		1,003	466,897
Redsun Properties Group Ltd., 11.50%, 03/04/21		500	489,063
Rock International Investment, Inc., 6.63%, 03/27/20(d)(h)		743	311,625
Ronshine China Holdings Ltd., 8.75%, 10/25/22		530	531,325
Scenery Journey Ltd.:
11.00%, 11/06/20		200	199,812
11.50%, 10/24/22		465	413,269
Sino-Ocean Land Treasure IV Ltd., 4.75%, 08/05/29		430	396,541
Sunny Express Enterprises Corp., 3.13%, 04/23/30		595	593,858
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		986	798,660
Wanda Group Overseas Ltd., 7.50%, 07/24/22		405	346,781
Yango Justice International Ltd., 6.80%, 03/11/21		495	480,769
Yuzhou Properties Co. Ltd., 6.00%, 10/25/23		430	378,938
Zhenro Properties Group Ltd.:
5.60%, 02/28/21		205	200,644
8.70%, 08/03/22		300	294,000
9.15%, 05/06/23		315	307,912

			28,486,755

France — 0.9%
Altice France SA, 5.88%, 02/01/27	EUR	5,774	6,555,226
BNP Paribas SA, (USD Swap Semi 5 Year + 4.15%), 6.63%(a)(b)(f)	USD	2,600	2,583,750
Casino Guichard Perrachon SA, (EUR Swap Annual 5 Year + 3.82%), 3.56%(b)(f)	EUR	1,800	848,188
CMA CGM SA, 6.50%, 07/15/22		300	234,961
Credit Agricole SA, (USD Swap Semi 5 Year + 4.32%), 6.87%(a)(b)(f)	USD	1,000	997,500
JCDecaux SA, 2.63%, 04/24/28	EUR	1,800	1,988,553

Security		Par (000)	Value

France (continued)
Kapla Holding SAS:
(EURIBOR 3 Month + 3.25%), 3.25%, 12/15/26(b)	EUR	100	$93,695
3.38%, 12/15/26		200	186,842
Loxam SAS:
4.25%, 04/15/24		100	101,914
3.25%, 01/14/25		900	882,707
3.75%, 07/15/26		800	806,546
Quatrim SASU, 5.88%, 01/15/24		100	111,076
Societe Generale SA, (USD Swap Semi 5 Year + 6.24%), 7.38%(b)(f)	USD	800	781,000
SPIE SA, 2.63%, 06/18/26	EUR	100	105,534

			16,277,492

Germany — 1.2%
ADLER Real Estate AG:
1.50%, 04/17/22		100	104,446
1.88%, 04/27/23		300	310,423
3.00%, 04/27/26		300	311,081
AT Securities BV, (USD Swap Semi 5 Year + 3.55%), 5.25%(b)(f)	USD	1,000	938,880
Bayer AG, (EUR Swap Annual 5 Year + 2.55%), 3.75%, 07/01/74(b)	EUR	100	111,777
CeramTec BondCo GmbH, 5.25%, 12/15/25		1,700	1,622,625
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27		166	178,000
Consus Real Estate AG, 9.63%, 05/15/24		191	189,402
Deutsche Wohnen SE, 1.50%, 04/30/30		500	558,028
IHO Verwaltungs GmbH(e):
3.88%, (3.88% Cash or 4.63% PIK), 05/15/27(j)		152	147,913
6.00%, (6.00% Cash or 6.75% PIK), 05/15/27(a)	USD	200	172,000
Infineon Technologies AG, (EUR Swap Annual 5 Year + 3.39%), 2.88%(b)(f)	EUR	200	203,828
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		221	234,152
Schaeffler AG, 1.13%, 03/26/22		500	526,391
Sudzucker International Finance BV, (EURIBOR 3 Month + 3.10%), 2.75%(b)(f)		350	286,495
Summit Properties Ltd., 2.00%, 01/31/25		302	280,014
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		200	218,295
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25		200	207,116
Tele Columbus AG, 3.88%, 05/02/25 .		2,500	2,292,025
thyssenkrupp AG:
1.88%, 03/06/23		127	130,160
2.88%, 02/22/24		9,279	9,634,551
2.50%, 02/25/25		1	1,031
TLG Finance SARL, (EUR Swap Annual 5 Year + 3.98%), 3.38%(b)(f)		100	102,188
WEPA Hygieneprodukte GmbH, (EURIBOR 3 Month + 2.88%), 2.88%, 12/15/26(b)		133	139,554
ZF Europe Finance BV:
1.25%, 10/23/23		1,900	1,888,008
2.00%, 02/23/26		100	97,394

			20,885,777

3

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ghana — 0.0%
Tullow Oil plc, 6.25%, 04/15/22	USD	1,600	$858,000

Hong Kong — 0.3%
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(b)(f)		280	257,600
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, (LIBOR USD 3 Month + 0.19%), 1.00%(b)(f)		4,700	3,571,649
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		430	391,837
NWD MTN Ltd., 4.13%, 07/18/29		900	881,438

			5,102,524

India — 0.1%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30		575	478,687
Adani Ports & Special Economic Zone Ltd.:
4.00%, 07/30/27		414	352,637
4.38%, 07/03/29		800	678,607
Adani Transmission Ltd., 4.00%, 08/03/26		495	451,842
Vedanta Resources Ltd., 7.13%, 05/31/23		1,000	366,250

			2,328,023

Indonesia — 0.1%
JGC Ventures Pte. Ltd., 10.75%, 08/30/21		500	399,375
LLPL Capital Pte. Ltd., 6.88%, 02/04/39		625	634,999

			1,034,374

Ireland — 0.3%
Bank of Ireland Group plc, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.50%), 4.12%, 09/19/27(b)		600	572,448
CRH SMW Finance DAC, 1.25%, 11/05/26	EUR	3,400	3,763,112
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23	GBP	600	751,808

			5,087,368

Israel — 0.8%
Teva Pharmaceutical Finance Netherlands II BV:
6.00%, 01/31/25	EUR	230	261,025
1.88%, 03/31/27		100	90,681
1.63%, 10/15/28		100	86,230
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/25(a)	USD	13,245	13,613,376

			14,051,312

Italy — 2.4%
Autostrade per l’Italia SpA:
6.25%, 06/09/22	GBP	100	123,713
5.88%, 06/09/24	EUR	100	117,354
4.38%, 09/16/25		100	113,869
Banco BPM SpA:
1.75%, 04/24/23		317	327,945
2.50%, 06/21/24		200	208,460
Diocle Spa, (EURIBOR 3 Month + 3.88%), 3.87%, 06/30/26(b)		282	303,498
Intesa Sanpaolo SpA(b)(f):
(EUR Swap Annual 5 Year + 7.19%), 7.75%		5,100	5,593,809

Security		Par (000)	Value

Italy (continued)
(EUR Swap Annual 5 Year + 4.27%), 4.12%	EUR	1,000	$808,189
Nexi SpA, 1.75%, 04/24/27(g)		4,800	5,291,641
Rossini SARL:
(EURIBOR 3 Month + 3.88%), 3.88%, 10/30/25(b)		100	105,421
6.75%, 10/30/25		258	297,589
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	6,520	7,563,200
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	783	1,197,821
Telecom Italia SpA:
1.13%, 03/26/22(g)		5,600	5,899,452
4.00%, 04/11/24		566	645,916
2.75%, 04/15/25		1,708	1,862,353
UniCredit SpA(b):
(EUR Swap Annual 5 Year + 9.30%), 9.25%(f)		1,234	1,359,040
(EUR Swap Annual 5 Year + 6.39%), 6.62%(f)		3,900	3,782,326
(USD Swap Semi 5 Year + 5.18%), 8.00%(f)	USD	6,400	5,798,259
(EUR Swap Annual 5 Year + 2.80%), 2.73%, 01/15/32	EUR	1,800	1,715,865

			43,115,720

Japan — 1.2%
Asahi Mutual Life Insurance Co., (USD Swap Semi 5 Year + 4.59%), 6.50%(b)(f)	USD	600	614,060
SoftBank Group Corp.:
4.00%, 07/30/22	EUR	1,800	1,897,377
5.38%, 07/30/22	USD	300	298,560
(USD Swap Rate 5 Year + 4.23%), 6.00%(b)(f)		4,600	3,960,232
4.75%, 07/30/25	EUR	200	213,118
6.00%, 07/30/25	USD	820	795,105
3.13%, 09/19/25	EUR	200	202,732
5.00%, 04/15/28		3,000	3,180,705
4.00%, 09/19/29		10,800	10,658,763

			21,820,652

Jersey — 0.1%
Aston Martin Capital Holdings Ltd., 5.75%, 04/15/22	GBP	1,400	1,333,055
LHC3 plc, 4.13%, (4.13% Cash or 9.00% PIK), 08/15/24(e)	EUR	503	518,910

			1,851,965

Luxembourg — 2.0%
Altice Financing SA:
2.25%, 01/15/25		4,069	4,162,935
7.50%, 05/15/26(a)	USD	200	208,500
3.00%, 01/15/28	EUR	5,019	5,032,565
Altice Finco SA, 4.75%, 01/15/28		1,700	1,583,503
Altice France Holding SA:
8.00%, 05/15/27(a)		100	111,181
8.00%, 05/15/27		2,100	2,334,801
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22		200	177,527
8.50%, 11/01/22	GBP	100	101,390
LHMC Finco 2 SARL:
7.25%, (7.25% Cash or 8.00% PIK), 10/02/25(e)	EUR	4,799	2,445,428
Matterhorn Telecom SA:
2.63%, 09/15/24		100	106,414
4.00%, 11/15/27		100	108,502

4

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Luxembourg (continued)
Monitchem HoldCo 2 SA, 9.50%, 09/15/26	EUR	100	$101,640
Monitchem HoldCo 3 SA, 5.25%, 03/15/25		222	231,836
SES SA, (EUR Swap Annual 5 Year + 5.40%), 5.62%(b)(f)		6,700	7,127,700
Summer BC Holdco A SARL, 9.25%, 10/31/27		3,334	2,753,860
Summer BC Holdco B SARL, 5.75%, 10/31/26		10,000	9,690,602

			36,278,384

Malaysia — 0.1%
Cindai Capital Ltd., 0.00%, 02/08/23(g)(i)	USD	567	551,622
Petronas Capital Ltd.:
3.50%, 04/21/30		550	575,987
4.55%, 04/21/50		1,075	1,180,350

			2,307,959

Mexico — 0.0%
CEMEX Finance LLC, 4.63%, 06/15/24	EUR	100	100,339
Cemex SAB de CV, 3.13%, 03/19/26.		200	179,582

			279,921

Netherlands — 1.3%
ABN AMRO Bank NV, (EUR Swap Annual 5 Year + 5.45%), 5.75%(b)(f)		1,000	1,047,124
Heineken NV:
1.25%, 05/07/33		3,450	3,821,249
1.75%, 05/07/40		1,800	1,968,901
ING Groep NV, (USD Swap Rate 5 Year + 4.20%), 6.75%(b)(f)	USD	300	294,000
Intertrust Group BV, 3.38%, 11/15/25	EUR	367	400,287
Koninklijke KPN NV, (EUR Swap Annual 5 Year + 2.34%), 2.03%(b)(f)		100	104,449
LeasePlan Corp. NV, 3.50%, 04/09/25		8,325	9,419,721
NXP BV(a):
2.70%, 05/01/25	USD	69	69,765
3.40%, 05/01/30		425	424,862
OCI NV:
5.00%, 04/15/23	EUR	276	301,547
3.13%, 11/01/24		100	106,407
Stichting AK Rabobank Certificaten, 6.50%(f)(k)		2,500	2,695,106
Summer BidCo BV, 9.00%, (9.00% Cash or 18.75% PIK), 11/15/25(e) .		147	149,814
Trivium Packaging Finance BV, 3.75%, 08/15/26(k)		180	193,160
United Group BV:
4.88%, 07/01/24		160	171,815
3.63%, 02/15/28		166	169,032
UPCB Finance VII Ltd., 3.63%, 06/15/29		100	108,042
VZ Vendor Financing BV, 2.50%, 01/31/24		171	183,643
Ziggo BV:
4.25%, 01/15/27		126	141,529
2.88%, 01/15/30		2,106	2,180,928

			23,951,381

Norway — 0.0%
Explorer II A/S, 3.38%, 02/24/25		138	106,464

Philippines — 0.0%
VLL International, Inc., 5.75%, 11/28/24	USD	280	258,475

Security		Par (000)	Value

Portugal — 0.5%
Banco Espirito Santo SA(d)(h):
4.75%, 01/15/18	EUR	19,300	$3,383,985
2.63%, 05/08/18		6,100	1,069,549
4.00%, 01/21/19		22,800	3,997,661

			8,451,195

South Korea — 0.1%(b)(f)
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%	USD	368	331,200
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%		1,400	1,267,438
Shinhan Financial Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%		900	926,156

			2,524,794

Spain — 2.6%
Aldesa Financial Services SA, 7.25%, 04/01/21	EUR	100	105,202
Banco de Sabadell SA, (EUR Swap Annual 5 Year + 2.20%), 2.00%, 01/17/30(b)		300	245,019
Banco Santander SA:
(EUR Swap Annual 5 Year + 6.80%), 6.75%(b)(f)		200	217,070
1.38%, 01/05/26		1,700	1,871,403
(EUR Swap Annual 5 Year + 4.53%), 4.37%(b)(f)		200	190,130
Bankia SA, (EUR Swap Annual 5 Year + 6.22%), 6.37%(b)(f)		4,800	4,393,482
CaixaBank SA, (EUR Swap Annual 5 Year + 6.50%), 6.75%(b)(f)		200	206,020
Cirsa Finance International SARL:
7.88%, 12/20/23(a)	USD	1,300	1,054,690
4.75%, 05/22/25	EUR	4,647	3,972,084
Codere Finance 2 Luxembourg SA:
6.75%, 11/01/21(d)(h)		2,800	1,165,812
7.63%, 11/01/21(a)	USD	200	75,384
ContourGlobal Power Holdings SA:
3.38%, 08/01/23	EUR	200	213,936
4.13%, 08/01/25		191	205,262
Distribuidora Internacional de Alimentacion SA:
1.00%, 04/28/21		1,300	1,096,946
0.88%, 04/06/23		1,900	936,660
Ferrovial Netherlands BV, (EUR Swap Annual 5 Year + 2.13%), 2.12%(b)(f)		4,600	4,503,045
Naturgy Finance BV, (EUR Swap Annual 8 Year + 3.35%), 4.13%(b)(f)		100	111,229
Repsol International Finance BV, (EUR Swap Annual 6 Year + 3.56%), 3.87%(b)(f)		197	211,828
Telefonica Europe BV(b)(f):
(EUR Swap Annual 10 Year + 4.30%), 5.87%		6,200	7,240,653
(EUR Swap Annual 6 Year + 4.11%), 4.37%		6,700	7,452,328
(EUR Swap Annual 8 Year + 2.97%), 3.88%		9,100	9,800,334
Tendam Brands SAU, 5.00%, 09/15/24		1,400	1,027,723

			46,296,240

5

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Sweden — 0.4%
Heimstaden Bostad AB, (EUR Swap Annual 5 Year + 3.67%), 3.25%(b)(f)	EUR	100	$99,128
Intrum AB:
2.75%, 07/15/22		600	574,067
3.50%, 07/15/26		101	84,117
Verisure Holding AB:
3.50%, 05/15/23		700	757,813
(EURIBOR 3 Month + 5.00%), 5.00%, 04/15/25(b)		3,431	3,806,860
Verisure Midholding AB, 5.75%, 12/01/23		1,700	1,784,441

			7,106,426

Switzerland — 0.7%
Credit Suisse Group AG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.33%), 7.25%(a)(b)(f)	USD	1,000	997,500
Dufry One BV:
1.00%, 05/04/23(g)	CHF	1,200	1,376,669
2.50%, 10/15/24	EUR	1,100	990,265
2.00%, 02/15/27		4,194	3,516,247
Holcim Finance Luxembourg SA, (EURIBOR Swap Rate 5 Year + 3.07%), 3.00%(b)(f)		300	321,266
Syngenta Finance NV, 3.38%, 04/16/26		2,044	2,300,328
UBS Group AG, (USD Swap Semi 5 Year + 4.34%), 7.00%(a)(b)(f)	USD	2,300	2,351,750

			11,854,025

Thailand — 0.1%(b)
Bangkok Bank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.73%, 09/25/34		1,000	890,000
Kasikornbank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.34%, 10/02/31		830	734,031

			1,624,031

Turkey — 0.5%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		10,706	9,063,367

United Arab Emirates — 0.1%
Esic Sukuk Ltd., 3.94%, 07/30/24		1,025	961,898

United Kingdom — 5.5%
AA Bond Co. Ltd., 4.25%, 07/31/20	GBP	100	124,055
Ardonagh Midco 3 plc, 8.63%, 07/15/23(a)	USD	200	188,500
Barclays plc(b):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%(f)		1,600	1,596,000
(EUR Swap Annual 5 Year + 1.90%), 2.00%, 02/07/28	EUR	700	748,378
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	200	234,479
CPUK Finance Ltd., 3.69%, 08/28/28		900	1,117,876
DS Smith plc, 0.88%, 09/12/26	EUR	300	300,929
easyJet plc, 0.88%, 06/11/25		1,300	1,101,527
eG Global Finance plc:
4.38%, 02/07/25		100	93,695
6.25%, 10/30/25		13,592	13,405,314

Security		Par (000)	Value

United Kingdom (continued)
EnQuest plc(e):
1.69%, (1.69% Cash or 7.00% PIK), 04/15/22	GBP	1,656	$765,357
7.00%, (7.00% Cash or 7.00% PIK), 04/15/22(a)(j)	USD	5,981	2,016,032
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	105	127,619
Greene King Finance plc, Series B2, (LIBOR GBP 3 Month + 2.08%), 2.57%, 03/15/36(b)		800	755,700
HBOS Capital Funding LP, 6.85%(f)	USD	8,063	8,043,874
Heathrow Finance plc:
4.75%, 03/01/24	GBP	100	123,527
4.13%, 09/01/29		115	133,581
Iceland Bondco plc, 4.63%, 03/15/25		100	109,059
International Consolidated Airlines Group SA, 0.50%, 07/04/23	EUR	1,300	1,125,438
Intu Jersey 2 Ltd., 2.88%, 11/01/22(g)	GBP	8,200	1,549,185
Intu Metrocentre Finance plc, 4.13%, 12/06/23		800	648,153
Ithaca Energy North Sea plc, 9.38%, 07/15/24(a)	USD	7,300	4,380,000
Jaguar Land Rover Automotive plc, 4.50%, 10/01/27(a)		14,000	8,645,000
Legal & General Group plc, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.25%), 1.00%, 11/01/50(b)	GBP	900	1,142,920
Matalan Finance plc, 6.75%, 01/31/23		1,700	1,262,979
Motion Finco SARL, 7.00%, 05/15/25	EUR	3,142	3,443,161
National Westminster Bank plc(b)(f):
Series C, (LIBOR USD 3 Month + 0.25%), 1.86%	USD	9,400	7,755,000
Series A, (LIMEAN USD 6 Month + 0.25%), 2.06%		100	82,500
Series B, (LIBOR USD 6 Month + 0.25%), 1.87%		200	165,000
Neptune Energy Bondco plc, 6.63%, 05/15/25(a)		3,615	2,403,975
NEW Look Financing plc, 8.00%, (8.00% Cash or 12.00% PIK), 05/03/24(a)(e)(j)	GBP	2,199	1,301,784
New Look Secured Issuer plc, 6.50%, 07/01/22(d)(h)		1,425	341,458
Pension Insurance Corp. plc, 4.63%, 05/07/31		925	1,164,502
Pinewood Finance Co. Ltd., 3.25%, 09/30/25		100	125,119
Pinnacle Bidco plc, 6.38%, 02/15/25		145	146,943
Playtech plc, 4.25%, 03/07/26	EUR	1,000	986,265
Premier Foods Finance plc, 6.25%, 10/15/23	GBP	500	633,088
Tesco plc:
5.00%, 03/24/23		1,900	2,580,799
5.13%, 04/10/47	EUR	300	472,907
Tullow Oil Jersey Ltd.:
6.63%, 07/12/21(g)	USD	4,600	3,499,602
Unique Pub Finance Co. plc (The), Series N, 6.46%, 03/30/32(k)	GBP	8,576	11,597,138
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24		113	141,569
Virgin Media Secured Finance plc, 5.00%, 04/15/27		100	125,950
Vodafone Group plc(b):
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/03/78	EUR	200	224,199

6

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
(USD Swap Semi 5 Year + 3.05%), 6.25%, 10/03/78	USD	2,100	$2,189,250
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 01/03/79	EUR	200	215,981
(USD Swap Semi 5 Year + 4.87%), 7.00%, 04/04/79	USD	7,784	8,916,139
William Hill plc, 4.75%, 05/01/26	GBP	200	231,118

			98,482,624

United States — 45.1%
Acadia Healthcare Co., Inc., 5.13%, 07/01/ 22	USD	2,000	1,920,000
Advanced Micro Devices, Inc., 7.50%, 08/15/22		40,819	44,594,757
Albertsons Cos., Inc.:
3.50%, 02/15/23(a)		37	36,260
6.63%, 06/15/24		59	60,991
5.75%, 03/15/25		59	60,623
7.50%, 03/15/26(a)		31	33,906
Allergan Funding SCS, 3.45%, 03/15/22		7,000	7,174,347
Allergan Sales LLC, 5.00%, 12/15/21(a)		2,645	2,770,732
AMC Entertainment Holdings, Inc., 10.50%, 04/15/25(a)		4,950	4,362,187
AMC Networks, Inc.:
5.00%, 04/01/24		46	44,597
4.75%, 08/01/25		37	33,794
American Airlines Group, Inc., Series 2017-1C, 5.18%, 08/15/23(l)		11,036	10,594,969
American Airlines Pass-Through Trust:
Series 2001-01, 6.98%, 05/23/21.		3,265	2,791,370
Series 2019-1C, Class A, 4.13%, 06/15/22(l)		40,000	35,000,000
Series 2017-1, Class B, 4.95%, 02/15/25		6,239	4,429,526
Series 2011-1, Class B, 4.87%, 04/22/25(l)		6,280	5,840,104
Series 2017-2, Class A, 4.00%, 12/15/25(l)		9,504	8,458,894
American Airlines, Inc., Series 2017-2C,
5.18%, 10/15/23(l)		10,756	10,325,314
Anthem, Inc.:
2.25%, 05/15/30		4,600	4,585,597
3.13%, 05/15/50		3,715	3,710,646
Aramark International Finance SARL, 3.13%, 04/01/25	EUR	500	494,119
Aramark Services, Inc.:
6.38%, 05/01/25(a)	USD	4,000	4,160,000
4.75%, 06/01/26		23	21,965
5.00%, 02/01/28(a)		55	53,487
Ardagh Packaging Finance plc, 2.75%, 03/15/24	EUR	1,100	1,198,082
Bausch Health Cos., Inc.:
4.50%, 05/15/23		1,600	1,713,769
5.50%, 11/01/25(a)	USD	9,185	9,547,808
5.75%, 08/15/27(a)		19	20,037
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(a)		1,440	1,375,200
Becton Dickinson and Co., 2.89%, 06/06/22		5,000	5,126,787
Belden, Inc.:
4.13%, 10/15/26	EUR	210	219,506
3.88%, 03/15/28		100	104,106
Boeing Co. (The):
4.88%, 05/01/25	USD	10,000	10,000,000
5.15%, 05/01/30		10,000	10,000,000

Security		Par (000)	Value

United States (continued)
5.81%, 05/01/50	USD	15,000	$15,000,000
Boyd Gaming Corp., 4.75%, 12/01/27(a)		34	29,291
Broadcom, Inc.(a):
4.70%, 04/15/25		10,395	11,462,062
5.00%, 04/15/30		10,115	11,377,214
Buckeye Partners LP:
4.15%, 07/01/23		202	188,870
4.35%, 10/15/24		275	253,000
4.13%, 03/01/25(a)		125	115,625
Calpine Corp., 5.13%, 03/15/28(a)		31	30,225
Carnival Corp., 11.50%, 04/01/23(a)		13,750	14,366,594
Catalent Pharma Solutions, Inc., 2.38%, 03/01/28	EUR	294	299,366
CCO Holdings LLC(a):
5.88%, 04/01/24	USD	10,439	10,726,072
5.00%, 02/01/28		266	273,099
Cedar Fair LP:
5.50%, 05/01/25(a)		397	397,000
5.38%, 04/15/27		24	21,360
5.25%, 07/15/29(a)		24	20,640
Centene Corp.(a):
5.38%, 06/01/26		86	91,057
5.38%, 08/15/26		35	37,278
4.25%, 12/15/27		166	173,678
Charles River Laboratories International, Inc., 5.50%, 04/01/26(a)		24	25,018
Charter Communications Operating LLC, 4.46%, 07/23/22		3,000	3,160,384
Cheniere Energy Partners LP:
5.25%, 10/01/25		70	66,822
5.63%, 10/01/26		52	49,691
4.50%, 10/01/29(a)		19	17,528
Churchill Downs, Inc., 5.50%, 04/01/27(a)		29	27,903
Citigroup, Inc., (EURIBOR 3 Month + 1.66%), 1.25%, 07/06/26(b)	EUR	4,050	4,458,164
Clean Harbors, Inc., 4.88%, 07/15/27(a)	USD	25	25,812
Colfax Corp., 6.00%, 02/15/24(a)		29	29,435
Commercial Metals Co.:
4.88%, 05/15/23		47	46,770
5.75%, 04/15/26		22	21,780
5.38%, 07/15/27		172	168,130
CommScope, Inc.(a):
5.50%, 06/15/24		10,945	9,686,325
6.00%, 03/01/26		9,635	9,659,087
8.25%, 03/01/27		7,626	7,309,521
Coty, Inc.:
4.00%, 04/15/23	EUR	100	92,199
4.75%, 04/15/26		100	89,860
Cox Communications, Inc., 3.25%,
12/15/22(a)	USD	4,720	4,913,288
Crown Castle International Corp.,
4.88%, 04/15/22		3,000	3,193,398
Crown European Holdings SA:
2.25%, 02/01/23(a)	EUR	200	218,031
0.75%, 02/15/23		1,600	1,678,842
CrownRock LP, 5.63%, 10/15/25(a)	USD	226	183,085
CSC Holdings LLC(a):
5.50%, 05/15/26		3,000	3,112,200
5.75%, 01/15/30		3,100	3,223,031
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		24	24,210
DaVita, Inc., 5.00%, 05/01/25		69	70,035
Dell International LLC(a):
4.42%, 06/15/21		7,865	7,992,721

7

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.85%, 07/15/25	USD	4,930	$5,362,520
6.20%, 07/15/30		6,500	7,174,219
Delta Air Lines Pass-Through Trust, Series 2015-1, Class B, 4.25%, 07/30/23		13,296	11,857,745
Diamondback Energy, Inc., 5.38%, 05/31/25		27	25,761
DISH DBS Corp., 6.75%, 06/01/21		2,000	1,992,000
Dun & Bradstreet Corp. (The), 10.25%, 02/15/27(a)		13,875	15,193,125
Elanco Animal Health, Inc.(k):
4.66%, 08/27/21		12,153	12,428,873
5.02%, 08/28/23		9,036	9,532,980
Equifax, Inc.:
2.60%, 12/15/25		4,925	4,988,030
3.10%, 05/15/30		2,690	2,714,100
ESH Hospitality, Inc., 5.25%, 05/01/25(a)		3,500	3,290,000
Expedia Group, Inc.(a):
6.25%, 05/01/25		6,826	6,961,165
7.00%, 05/01/25		8,245	8,388,826
Ford Motor Co., 9.00%, 04/22/25		7,100	6,913,625
Ford Motor Credit Co. LLC, 2.33%, 11/25/25	EUR	300	268,626
Forestar Group, Inc., 5.00%, 03/01/28(a)	USD	1,399	1,220,627
Georgia-Pacific LLC(a):
1.75%, 09/30/25		3,970	3,979,300
2.10%, 04/30/27		3,140	3,140,711
H&E Equipment Services, Inc., 5.63%, 09/01/25		45	42,867
Hanesbrands, Inc.(a):
4.63%, 05/15/24		42	41,987
5.38%, 05/15/25		3,818	3,818,000
HD Supply, Inc., 5.38%, 10/15/26(a)		36	36,716
Hess Corp., 7.13%, 03/15/33		5,000	4,509,866
Hewlett Packard Enterprise Co.:
4.45%, 10/02/23		8,000	8,423,533
4.65%, 10/01/24		5,000	5,310,119
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/26		71	70,098
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		42	41,160
4.88%, 04/01/27		28	27,149
Howard Hughes Corp. (The), 5.38%, 03/15/25(a)		47	45,559
Huntington Ingalls Industries, Inc.(a):
3.84%, 05/01/25		7,490	7,874,774
4.20%, 05/01/30		8,045	8,506,917
Hyatt Hotels Corp., 5.38%, 04/23/25		3,247	3,302,978
iHeartCommunications, Inc.:
6.38%, 05/01/26		40	38,225
5.25%, 08/15/27(a)		36	32,670
IQVIA, Inc.:
3.25%, 03/15/25	EUR	200	220,367
5.00%, 10/15/26(a)	USD	3,000	3,090,000
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	458	539,712
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	200	208,157
Jaguar Holding Co. II, 6.38%, 08/01/23(a)	USD	1,250	1,265,625
JBS USA LUX SA(a):
5.75%, 06/15/25		49	48,939
6.75%, 02/15/28		46	48,846
6.50%, 04/15/29		71	75,083
KFC Holding Co.(a):
5.00%, 06/01/24		4,250	4,379,625
5.25%, 06/01/26		2,545	2,602,262

Security		Par (000)	Value

United States (continued)
Kraft Heinz Foods Co.:
3.38%, 06/15/21	USD	2,365	$2,399,239
3.50%, 07/15/22		4,490	4,588,882
4.00%, 06/15/23		3,000	3,114,001
3.95%, 07/15/25		2,500	2,617,189
Lamar Media Corp., 5.75%, 02/01/26		31	31,530
Lamb Weston Holdings, Inc.(a):
4.63%, 11/01/24		39	39,760
4.88%, 11/01/26		40	40,200
Lennar Corp.:
4.75%, 04/01/21		23	23,129
4.75%, 11/15/22(k)		148	150,960
Level 3 Financing, Inc.:
5.13%, 05/01/23		32	31,840
5.38%, 01/15/24		399	401,992
5.25%, 03/15/26		36	36,810
Levi Strauss & Co., 5.00%, 05/01/25(a)		1,414	1,426,938
Macy’s Retail Holdings, Inc.:
3.45%, 01/15/21		10,005	9,398,447
3.88%, 01/15/22		600	504,750
Marathon Petroleum Corp.:
4.50%, 05/01/23		8,240	8,254,506
4.70%, 05/01/25		3,545	3,569,249
Marriott International, Inc.:
Series N, 3.13%, 10/15/21		6,200	6,049,095
Series EE, 5.75%, 05/01/25		245	256,041
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26		37	35,057
Marvell Technology Group Ltd., 4.20%, 06/22/23		4,000	4,139,661
Masonite International Corp., 5.38%, 02/01/28(a)		24	22,860
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24		101	102,536
Microchip Technology, Inc.:
3.92%, 06/01/21		7,025	7,138,760
4.33%, 06/01/23		10,000	10,368,814
Molina Healthcare, Inc., 5.38%, 11/15/22(k)		34	35,147
MPT Operating Partnership LP, 5.00%, 10/15/27		67	68,340
Mylan NV, 3.15%, 06/15/21		9,095	9,149,196
Mylan, Inc.:
3.13%, 01/15/23(a)		4,000	4,042,213
4.20%, 11/29/23		1,585	1,650,069
NCR Corp.:
5.00%, 07/15/22		26	25,935
8.13%, 04/15/25(a)		5,000	5,300,000
Netflix, Inc.:
3.00%, 06/15/25	EUR	187	207,793
3.63%, 06/15/25(a)	USD	10,337	10,466,213
3.63%, 05/15/27	EUR	900	1,023,210
3.88%, 11/15/29		149	167,364
3.63%, 06/15/30		152	167,861
Nexstar Broadcasting, Inc., 5.63%, 07/15/27(a)	USD	17	16,235
Nordstrom, Inc., 8.75%, 05/15/25(a)		5,395	5,767,879
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(a)		8,970	8,698,167
NRG Energy, Inc.:
7.25%, 05/15/26		49	52,675
6.63%, 01/15/27		59	62,983
5.75%, 01/15/28		40	43,000
5.25%, 06/15/29(a)		35	37,450

8

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
OI European Group BV, 3.13%, 11/15/24	EUR	1,000	$1,051,928
Olin Corp., 5.13%, 09/15/27	USD	1,000	913,400
Outfront Media Capital LLC, 5.00%, 08/15/27(a)		31	29,602
Panther BF Aggregator 2 LP, 4.38%, 05/15/26	EUR	201	203,195
PepsiCo, Inc., 0.50%, 05/06/28		4,075	4,461,748
Pilgrim’s Pride Corp., 5.88%, 09/30/27(a)	USD	41	41,490
PolyOne Corp., 5.75%, 05/15/25(a)		2,445	2,475,563
PulteGroup, Inc., 5.50%, 03/01/26		58	61,698
PVH Corp., 3.63%, 07/15/24	EUR	125	136,754
Qorvo, Inc.:
5.50%, 07/15/26	USD	13,818	14,508,900
4.38%, 10/15/29(a)		3,546	3,532,703
Quicken Loans, Inc.(a):
5.75%, 05/01/25		58	56,840
5.25%, 01/15/28		47	45,628
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	288	328,229
6.25%, 05/15/26(a)	USD	24,795	26,427,751
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21(k)		258	258,007
Sabre GLBL, Inc.(a):
5.38%, 04/15/23		2,000	1,860,000
9.25%, 04/15/25		3,507	3,698,482
SBA Communications Corp., 4.00%, 10/01/22		1,000	1,005,300
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/25(a)		399	399,000
Silgan Holdings, Inc.:
3.25%, 03/15/25	EUR	2,100	2,318,268
2.25%, 06/01/28		232	245,975
Sirius XM Radio, Inc.(a):
4.63%, 07/15/24	USD	96	97,882
5.38%, 04/15/25		47	48,469
5.38%, 07/15/26		47	48,762
5.00%, 08/01/27		72	73,778
5.50%, 07/01/29		84	88,586
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(a)		557	576,384
SM Energy Co., 1.50%, 07/01/21(g)		4,000	1,866,632
Southwest Airlines Co.:
4.75%, 05/04/23		5,275	5,223,911
5.25%, 05/04/25		8,005	7,975,535
Spirit AeroSystems, Inc., 7.50%, 04/15/25(a)		4,000	3,940,000
Sprint Communications, Inc., 6.00%, 11/15/22		4,500	4,759,245
Sprint Corp.:
7.25%, 09/15/21		15,490	16,245,138
7.88%, 09/15/23		14,018	15,754,129
7.13%, 06/15/24		10,020	11,247,650
7.63%, 02/15/25		5,045	5,789,138
Standard Industries, Inc.:
2.25%, 11/21/26	EUR	109	101,696
5.00%, 02/15/27(a)	USD	24	24,060
Staples, Inc.(a):
7.50%, 04/15/26		9,509	7,512,110
10.75%, 04/15/27		5,049	2,877,930
Summit Materials LLC, 6.13%, 07/15/23		29	29,028
SUN Country Marine, Inc., Series 2019-1C, 7.00%, 12/15/23(l)		20,000	17,200,000

Security		Par (000)	Value

United States (continued)
Sunoco LP:
4.88%, 01/15/23	USD	46	$44,620
5.50%, 02/15/26		37	35,705
6.00%, 04/15/27		28	27,300
Talen Energy Supply LLC:
6.50%, 06/01/25		103	71,070
7.25%, 05/15/27(a)		92	92,000
Targa Resources Partners LP:
6.75%, 03/15/24		27	25,515
5.13%, 02/01/25		24	21,600
5.38%, 02/01/27		24	20,400
6.50%, 07/15/27		39	35,100
6.88%, 01/15/29		39	35,767
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)		45	41,400
TEGNA, Inc., 4.63%, 03/15/28(a)		11	9,859
Teleflex, Inc., 4.63%, 11/15/27		24	24,600
Tempur Sealy International, Inc., 5.50%, 06/15/26		28	26,685
Tenet Healthcare Corp.:
4.63%, 07/15/24		86	84,880
4.63%, 09/01/24(a)		28	27,440
5.13%, 05/01/25		65	60,775
4.88%, 01/01/26(a)		97	95,419
6.25%, 02/01/27(a)		72	70,891
Terex Corp., 5.63%, 02/01/25(a)		28	25,399
Toll Brothers Finance Corp., 4.88%, 11/15/25		38	38,380
TransDigm, Inc., 8.00%, 12/15/25(a)		1,652	1,718,080
TRI Pointe Group, Inc., 5.25%, 06/01/27		10	9,050
United Airlines Pass-Through Trust:
Series 2014-2, Class B, 4.63%, 09/03/22(m)		5,193	4,572,091
Series 2018-1, Class B, 4.60%, 03/01/26		5,183	3,755,124
Series 2019-2, Class B, 3.50%, 05/01/28		5,090	3,411,512
United Rentals North America, Inc.:
4.63%, 10/15/25		35	34,388
5.88%, 09/15/26		49	50,347
6.50%, 12/15/26		54	55,890
5.50%, 05/15/27		49	49,490
4.88%, 01/15/28		78	78,172
US Airways Pass-Through Trust:
Series 2012-2, Class B, 6.75%, 06/03/21		2,023	1,813,879
Series 2013-1, Class B, 5.38%, 11/15/21		5,027	4,383,732
US Concrete, Inc., 6.38%, 06/01/24		28	26,439
VICI Properties LP(a):
3.50%, 02/15/25		36	33,840
4.63%, 12/01/29		35	32,550
Vistra Operations Co. LLC(a):
3.55%, 07/15/24		788	792,730
5.50%, 09/01/26		48	49,416
5.63%, 02/15/27		62	65,255
VMware, Inc., 4.50%, 05/15/25		8,000	8,437,736
Weekley Homes LLC, 6.63%, 08/15/25		52	46,821
Western Digital Corp., 4.75%, 02/15/26		3,200	3,266,976
William Carter Co. (The), 5.63%, 03/15/27(a)		24	24,330
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	347	383,494

9

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)	USD	24	$21,960
Wynn Resorts Finance LLC, 5.13%, 10/01/29(a)		517	484,688
Xerox Corp.:
4.50%, 05/15/21		16,735	16,780,185
4.07%, 03/17/22		3,000	2,992,500
XPO Logistics, Inc.(a):
6.13%, 09/01/23		25	25,313
6.75%, 08/15/24		50	51,480
Yum! Brands, Inc., 7.75%, 04/01/25(a)		2,472	2,706,531

			809,635,952

Vietnam — 0.0%
Vinpearl JSC, 3.50%, 06/14/23(g)		400	400,000

Total Corporate Bonds — 71.0% (Cost: $1,396,963,948)			1,275,745,337

Floating Rate Loan Interests — 15.8%(j)

Canada — 0.1%
Titan Acquisition Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.45%, 03/28/25		1,406	1,230,847

France — 0.8%
Altice France SA, Term Loan, 07/31/25(n)	EUR	9,476	9,682,905
Altice France SA, Term Loan B, (EURIBOR 3 Month + 3.00%), 3.00%, 02/02/26		2,992	3,038,552
Kirk Beauty One GmbH, Term Loan B18, (EURIBOR 6 Month + 3.50%), 3.50%, 08/12/22		1,172	954,364
Kirk Beauty One GmbH, Term Loan B19, (EURIBOR 6 Month + 3.50%), 3.50%, 08/12/22		269	219,210

			13,895,031

Germany — 0.4%
CTC AcquiCo GmbH, Term Loan B, (EURIBOR 3 Month + 2.50%), 2.50%, 03/07/25		2,000	1,991,707
Kirk Beauty One GmbH, Term Loan, (EURIBOR 6 Month + 3.50%), 3.50%, 08/12/22		1,615	1,315,641
Kirk Beauty One GmbH, Term Loan B15, 08/12/22(n)		909	740,379
Kirk Beauty One GmbH, Term Loan B20, (EURIBOR 6 Month + 3.50%), 3.50%, 08/12/22		866	704,972
Rain Carbon GmbH, Term Loan, (EURIBOR 3 Month + 3.00%), 3.00%, 12/11/24		3,000	2,739,614

			7,492,313

Luxembourg — 2.1%
Altice Financing SA, 1st Lien Term Loan, (EURIBOR 3 Month + 2.75%), 2.75%, 01/31/26		3,781	3,923,461
Altice Financing SA, Term Loan, (LIBOR USD 1 Month + 2.75%), 3.37%, 01/31/26	USD	1,755	1,615,059
Altice Financing SA, Term Loan B, 07/15/25(n)		1,990	1,831,340

Security		Par (000)	Value

Luxembourg (continued)
Concrete Investment II SCA, Term Loan, (EURIBOR 6 Month + 2.00%), 2.00%, 10/30/20(l)	EUR	76	$3,868
Gol LuxCo SA, Term Loan, 6.50%, 08/31/20(l)	USD	19,925	17,932,500
Motion Acquisition Ltd., Term Loan B, (EURIBOR 6 Month + 3.00%), 3.00%, 11/12/26	EUR	8,500	8,253,871
Summer (BC) Bidco B LLC, Term Loan, (EURIBOR 6 Month + 5.00%), 5.00%, 12/04/26		2,000	1,909,519
Sunshine Luxembourg VII SARL, Term Loan, 10/01/26(n)	USD	1,664	1,520,904
Travelport Finance (Luxembourg) SA, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.07%, 05/29/26		640	387,780

			37,378,302

Netherlands — 0.4%
Diamond (BC) BV, Term Loan, 09/06/24(n)		381	326,989
Nouryon Finance BV, Term Loan, (EURIBOR 3 Month + 3.25%), 3.25%, 10/01/25	EUR	1,600	1,624,049
Peer Holdings III BV, Term Loan B, (EURIBOR 6 Month + 3.25%), 3.25%, 03/07/25		6,000	5,895,695

			7,846,733

Norway — 0.1%
Silk Bidco AS, 1st Lien Term Loan B, (EURIBOR 6 Month + 3.50%), 3.50%, 02/24/25		3,500	2,580,546

Spain — 0.8%
Areas Worldwide Financiere, Term Loan, (EURIBOR 6 Month + 4.75%), 4.75%, 07/06/26		1,781	1,476,759
Imagina Media Audiovisual SA, Term Loan, (EURIBOR 6 Month + 7.50%), 7.50%, 12/26/25		3,500	1,725,964
Piolin BidCo SAU, Term Loan, (EURIBOR 6 Month + 3.75%), 0.00%, 09/16/26		4,000	3,468,365
Promotora De Informaciones SA, 1st Lien Term Loan, (EURIBOR 6 Month + 4.50%), 4.50%, 11/30/22		2,500	2,230,055
Promotora De Informaciones SA, Term Loan, (EURIBOR 6 Month + 4.50%), 4.50%, 12/31/22		5,500	4,922,213

			13,823,356

Sweden — 0.3%
Diaverum AB, 1st Lien Term Loan B, (EURIBOR 6 Month + 3.00%), 3.00%, 07/04/24		1,500	1,500,454
Verisure Holding AB, Term Loan B, 10/21/22(n)		4,735	4,947,665

			6,448,119

Switzerland — 0.2%
Swissport International AG, Term Loan, 08/14/24(n)		5,000	3,719,589

10

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United Kingdom — 0.5%
Connect Finco SARL, Term Loan B, (LIBOR USD 1 Month + 4.50%), 5.50%, 12/11/26	USD	899	$819,981
EG Group Ltd., Term Loan B1, (EURIBOR 3 Month + 4.00%), 4.00%, 02/07/25	EUR	2,487	2,319,613
Froneri International Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 2.25%, 01/29/27	USD	720	664,928
Vue International Bidco plc, Term Loan, 07/03/26(n)	EUR	4,849	4,489,886

			8,294,408

United States — 10.1%
Airbnb, Inc., Term Loan, 04/17/25(n)	USD	409	413,601
Allegiant Travel Co., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.71%, 02/05/24		22,357	17,513,042
Amneal Pharmaceuticals LLC, Term Loan B18, (LIBOR USD 1 Month + 3.50%), 3.94%, 03/21/25		2,277	2,031,922
Ancestry.com Operations, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 4.75%, 10/19/23(l)		1,541	1,402,664
Asurion LLC, 1st Lien Term Loan B6, 11/03/23(n)		1,500	1,429,020
AVSC Holding Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 4.25% - 4.95%, 03/03/25		1,990	1,313,299
Ball Metalpack Finco LLC, Term Loan, (LIBOR USD 3 Month + 4.50%), 6.11%, 07/31/25		3,489	2,942,034
Brand Energy & Infrastructure Services, Inc., Term Loan, 06/21/24(n)		199	167,445
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 3.76%, 11/01/24		462	421,729
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.50%), 4.91%, 11/28/22		73	43,509
Coty, Inc., Term Loan, (EURIBOR 1 Month + 2.50%), 2.50%, 04/07/25	EUR	997	918,178
CPG Merger Sub LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.93%, 05/05/24	USD	389	350,432
Diamond BC BV, Term Loan, (EURIBOR 3 Month + 3.25%), 3.25%, 09/06/24	EUR	5,002	4,762,645
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 4.49%, 02/06/26	USD	10,241	9,549,732
Equinox Holdings, Inc., Term Loan B, 03/08/24(n)		992	779,079
Everi Payments, Inc., Term Loan, (LIBOR USD 3 Month + 10.50%), 11.50%, 05/09/24(l)		80	79,600
Forterra Finance LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 10/25/23		1,247	1,066,796
Gentiva Health Services, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 3.69%, 07/02/25(l)		20,552	19,318,478
GTT Communications, Inc., 1st LienTerm Loan, 05/31/25(n)		2,500	1,805,350
GTT Communications, Inc., Term Loan, 04/27/25(n)	EUR	2,489	2,424,236

Security		Par (000)	Value
United States (continued)
GVC Holdings plc, Term Loan, 03/29/24(n)	USD	1,271	$1,207,861
HD Supply, Inc., Term Loan, 10/17/23(n)		977	938,805
Infor US, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 3.75%, 02/01/22		997	978,309
Informatica LLC, Term Loan: 7.13%, 02/25/25(o)		10,121	9,564,345
(LIBOR USD 1 Month + 3.25%), 3.65%, 02/25/27		16,369	15,345,938
Kronos, Inc., 2nd Lien Term Loan B, 11/01/24(n)		238	227,110
Learfield Communications LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.25%, 12/01/23		3,485	2,007,983
Lineage Logistics LLC, Term Loan, 02/27/25(n)		1,499	1,445,022
McAfee LLC, Term Loan: 09/30/24(n)		12,817	12,232,631
(LIBOR USD 1 Month + 8.50%), 9.50%, 09/29/25		37,564	36,295,871
Midas Intermediate Holdco II LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.02%, 08/18/21(l)		2,480	2,009,963
Refinitiv US Holdings, Inc., Term Loan, 10/01/25(n)	EUR	1,995	2,115,618
Sotheby’s, Inc., Term Loan B, (LIBOR USD 1 Month + 5.50%), 6.50%, 01/15/27	USD	2,852	2,523,825
Summer (BC) Bidco B LLC, Term Loan, 12/04/26(n)		600	499,002
Summer BidCo B LLC, Term Loan, 12/04/26(n)		2,394	1,991,018
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 3.15%, 05/01/24		997	934,478
Terrier Media Buyer, Inc., Term Loan, 12/17/26(n)		237	220,240
TIBCO Software, Inc., 2nd Lien Term Loan, 03/03/28(n)		632	586,098
T-Mobile USA, Inc., Term Loan, 04/01/27(n)		828	822,527
Trans Union LLC, Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.15%, 11/16/26		382	365,288
TransDigm, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 2.65%, 12/09/25		998	870,788
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, 05/04/26(n)		2,189	2,084,235
Vertiv Group Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 3.99%, 03/02/27(l)		1,000	937,500
VS Buyer LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.86%, 02/28/27		686	645,014
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.77%, 04/29/23		11,394	10,895,223
Western Digital Corp., Term Loan A1, (LIBOR USD 1 Month + 1.50%), 2.52%, 02/27/23		3,908	3,731,872
Wilsonart LLC, 1st Lien Term Loan B, 12/19/23(n)		500	434,250

11

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Zayo Group LLC, Term Loan, 03/09/27(n)	USD	1,500	$1,405,815

			182,049,420

Total Floating Rate Loan Interests — 15.8% (Cost: $311,397,995)			284,758,664

Foreign Agency Obligations — 0.6%

China — 0.0%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	600	644,150
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21	USD	400	371,250

			1,015,400

France — 0.5%
Electricite de France SA(b)(f):
(EUR Swap Annual 12 Year + 3.04%), 5.00%	EUR	4,300	4,840,335
(GBP Swap 13 Year + 3.96%), 6.00%	GBP	3,300	4,273,060

			9,113,395

India — 0.1%
Oil India Ltd., 5.13%, 02/04/29	USD	640	623,400
Power Finance Corp. Ltd., 3.75%, 12/06/27		500	450,156

			1,073,556

Italy — 0.0%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25	EUR	125	116,383

Total Foreign Agency Obligations — 0.6% (Cost: $11,940,484)			11,318,734

Foreign Government Obligations — 0.1%

Indonesia — 0.0%
Pertamina Persero PT, 4.18%, 01/21/50	USD	1,350	1,144,125

Maldives — 0.1%
Republic of Maldives, 7.00%, 06/07/22		1,400	1,148,000

Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka:
7.85%, 03/14/29		425	239,024
7.55%, 03/28/30		400	225,500

			464,524

Total Foreign Government Obligations — 0.1% (Cost: $3,582,546)			2,756,649

Security	Shares	Value
Investment Companies — 0.1%
VanEck Vectors Gold Miners ETF	35,000	$1,129,100

Total Investment Companies — 0.1% (Cost: $1,162,537)		1,129,100

	Par (000)
Non-Agency Mortgage-Backed Securities — 1.1%

Collateralized Mortgage Obligations — 0.2%

United Kingdom — 0.2%
Paragon Mortgages No. 13 plc, Series 13X, Class A2C, 1.40%, 01/15/39(c)	4,251	3,865,327

Commercial Mortgage-Backed Securities — 0.9%

United States — 0.9%(a)(c)
BX Commercial Mortgage Trust, Series 2020-BXLP, Class F, 2.81%, 12/15/36	11,663	10,912,213
MFT Trust:
Series 2020-ABC, Class C, 3.48%, 02/06/30	3,221	3,110,520
Series 2020-ABC, Class D, 3.48%, 02/06/30	1,560	1,236,681

		15,259,414

Total Non-Agency Mortgage-Backed Securities — 1.1% (Cost: $20,065,658)		19,124,741

Preferred Securities — 0.5%

Capital Trusts — 0.4%

United Kingdom — 0.3%
Lloyds Banking Group plc(f)(j):
6.41%(a)	1,252	1,308,340
6.66%	701	771,100
6.66%(a)	2,694	2,963,400

		5,042,840

United States — 0.1%
Energy Transfer Operating LP, Series F, 6.75%(f)(j)	3,000	2,280,000

Total Capital Trusts — 0.4% (Cost: $8,378,455)		7,322,840

	Shares

Preferred Stocks — 0.1%

Luxembourg — 0.0%
Novartex Holding Luxembourg SCA(d)(l)	94	—

Spain — 0.1%
Banco Santander SA, Series 6, 4.00%(f) (j)	109,000	2,210,520

Total Preferred Stocks — 0.1% (Cost: $2,507,000)		2,210,520

Total Preferred Securities — 0.5% (Cost: $10,885,455)		9,533,360

12

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations — 0.4%
U.S. Treasury Notes, 0.63%, 03/31/27 USD	7,090	$7,145,945

Total U.S. Treasury Obligations — 0.4% (Cost: $7,526,165)		7,145,945

Total Long-Term Investments — 92.8% (Cost: $1,857,132,727)		1,667,593,680

Short-Term Securities — 17.7%

Borrowed Bond Agreements — 10.9%(p)(q)
Barclays Bank plc, (0.20)%, Open (Purchased on 03/25/20 to be repurchased at USD 768,034, collateralized by Mattel, Inc., 6.75%, due at 12/31/25, par and fair value of USD 850,000 and $862,750, respectively)	768	768,188
Barclays Bank plc, (0.20)%, Open (Purchased on 04/02/20 to be repurchased at USD 2,493,362, collateralized by Tenet Healthcare Corp., 6.75%, due at 06/15/23, par and fair value of USD 2,850,000 and $2,847,150, respectively)	2,494	2,493,750
Barclays Bank plc, (0.20)%, Open (Purchased on 03/23/20 to be repurchased at USD 2,628,570, collateralized by Refinitiv US Holdings, Inc., 8.25%, due at 11/15/26, par and fair value of USD 2,700,000 and $2,929,500, respectively)	2,629	2,629,125
Barclays Bank plc, (0.20)%, Open (Purchased on 04/22/20 to be repurchased at USD 1,585,430, collateralized by Front Range BidCo, Inc., 6.13%, due at 03/01/28, par and fair value of USD 1,680,000 and $1,583,434, respectively)	1,586	1,585,500
Barclays Bank plc, (0.20)%, Open (Purchased on 04/03/20 to be repurchased at USD 1,593,091, collateralized by Beacon Roofing Supply, Inc., 4.88%, due at 11/01/25, par and fair value of USD 1,850,000 and $1,634,937, respectively)	1,593	1,593,313
Barclays Bank plc, (0.20)%, Open (Purchased on 04/07/20 to be repurchased at USD 927,381, collateralized by Herc Holdings, Inc., 5.50%, due at 07/15/27, par and fair value of USD 1,000,000 and $937,400, respectively)	928	927,500
Barclays Bank plc, (0.50)%, Open (Purchased on 03/20/20 to be repurchased at USD 961,504, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 2.80%, due at 07/21/23, par and fair value of USD 1,270,000 and $1,146,969, respectively)	962	962,025

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.75)%, Open (Purchased on 03/20/20 to be repurchased at USD 889,652, collateralized by Sprint Capital Corp., 6.88%, due at 11/15/28, par and fair value of USD 850,000 and $1,023,698, respectively)	USD	890	$890,375
Barclays Bank plc, (0.75)%, Open (Purchased on 03/19/20 to be repurchased at USD 2,054,451, collateralized by Rackspace Hosting, Inc., 8.63%, due at 11/15/24, par and fair value of USD 2,350,000 and $2,315,032, respectively)		2,056	2,056,250
Barclays Bank plc, (0.85)%, Open (Purchased on 04/03/20 to be repurchased at EUR 3,232,193, collateralized by ARD Finance SA, 5.00%, due at 06/30/27, par and fair value of EUR 4,100,000 and $4,052,493, respectively)	EUR	3,234	3,544,291
Barclays Bank plc, (1.05)%, Open (Purchased on 01/10/20 to be repurchased at EUR 263,074, collateralized by Lincoln Financing SARL, 3.63%, due at 04/01/24, par and fair value of EUR 255,000 and $237,348, respectively)		264	289,298
Barclays Bank plc, (1.05)%, Open (Purchased on 03/27/20 to be repurchased at EUR 3,641,438, collateralized by Banco Bilbao Vizcaya Argentaria SA, 3.50%, due at 02/10/27, par and fair value of EUR 3,700,000 and $4,466,191, respectively)		3,645	3,994,555
Barclays Bank plc, (1.15)%, Open (Purchased on 10/18/19 to be repurchased at EUR 2,480,118, collateralized by eircom Finance DAC, 1.75%, due at 11/01/24, par and fair value of EUR 2,500,000 and $2,617,438, respectively)		2,497	2,736,228
Barclays Bank plc, (1.75)%, Open (Purchased on 01/10/20 to be repurchased at EUR 2,765,221, collateralized by INEOS Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 2,700,000 and $2,795,635, respectively)		2,776	3,042,381
Barclays Bank plc, (2.25)%, Open (Purchased on 04/28/20 to be repurchased at EUR 1,010,478, collateralized by Motion Bondco DAC, 4.50%, due at 11/15/27, par and fair value of EUR 1,200,000 and $1,038,866, respectively)		1,011	1,107,483
Barclays Bank plc, (2.25)%, Open (Purchased on 03/10/20 to be repurchased at EUR 2,703,698, collateralized by Motion Bondco DAC, 4.50%, due at 11/15/27, par and fair value of EUR 3,200,000 and $2,770,309, respectively)		2,707	2,966,685

13

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (3.60)%, Open (Purchased on 03/24/20 to be repurchased at EUR 651,555, collateralized by INEOS Group
Holdings SA, 5.38%, due at 08/01/24, par and fair value of EUR 800,000 and $854,763, respectively)	EUR	654	$716,914
Barclays Bank plc, (4.00)%, Open (Purchased on 04/16/20 to be repurchased at USD 307,371, collateralized by SM Energy Co., 6.63%, due at 01/15/27, par and fair value of USD 940,000 and $263,200, respectively)	USD	308	307,850
Barclays Bank plc, (5.00)%, Open (Purchased on 03/03/20 to be repurchased at GBP 101,731, collateralized by Arrow Global Finance plc, 5.13%, due at 09/15/24, par and fair value of GBP 100,000 and $107,793, respectively)	GBP	102	128,980
Barclays Bank plc, (5.00)%, Open (Purchased on 10/29/19 to be repurchased at GBP 743,513, collateralized by Arrow Global Finance plc, 5.13%, due at 09/15/24, par and fair value of GBP 753,000 and $811,682, respectively)		758	954,483
Barclays Bank plc, (5.00)%, Open (Purchased on 01/14/20 to be repurchased at GBP 1,173,093, collateralized by Arrow Global Finance plc, 5.13%, due at 09/15/24, par and fair value of GBP 1,147,000 and $1,236,386, respectively)		1,186	1,494,010
Barclays Bank plc, (5.00)%, Open (Purchased on 01/10/20 to be repurchased at GBP 102,266, collateralized by Arrow Global Finance plc, 5.13%, due at 09/15/24, par and fair value of GBP 100,000 and $107,793, respectively)		103	130,270
Barclays Bank plc, (5.00)%, Open (Purchased on 01/10/20 to be repurchased at GBP 1,533,997, collateralized by Arrow Global Finance plc, 5.13%, due at 09/15/24, par and fair value of GBP 1,500,000 and $1,616,896, respectively)		1,551	1,954,051
Barclays Bank plc, (5.50)%, Open (Purchased on 04/28/20 to be repurchased at EUR 1,397,758, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 1,650,000 and $1,520,656, respectively)	EUR	1,398	1,532,246
BNP Paribas SA, (0.10)%, Open (Purchased on 02/21/20 to be repurchased at USD 3,173,486, collateralized by U.S. Treasury Notes, 1.38%, due at 02/15/23, par and fair value of USD 3,160,000 and $3,260,478, respectively)	USD	3,164	3,163,950

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
BNP Paribas SA, (0.10)%, Open (Purchased on 02/04/20 to be repurchased at USD 2,243,534, collateralized by U.S. Treasury Notes, 1.38%, due at 01/31/22, par and fair value of USD 2,235,000 and $2,280,660, respectively)	USD	2,235	$2,235,000
BNP Paribas SA, (0.10)%, Open (Purchased on 04/01/20 to be repurchased at USD 7,357,845, collateralized by U.S. Treasury Notes, 1.13%, due at 02/28/27, par and fair value of USD 7,050,000 and $7,344,393, respectively)		7,358	7,358,438
BNP Paribas SA, (0.20)%, Open (Purchased on 12/06/19 to be repurchased at USD 1,411,992, collateralized by Lions Gate Capital Holdings LLC, 5.88%, due at 11/01/24, par and fair value of USD 1,450,000 and $1,337,625, respectively)		1,405	1,404,688
BNP Paribas SA, (0.75)%, Open (Purchased on 03/23/20 to be repurchased at EUR 1,420,371, collateralized by eircom Finance DAC, 2.63%, due at 02/15/27, par and fair value of EUR 1,800,000 and $1,893,629, respectively)	EUR	1,422	1,557,864
BNP Paribas SA, (0.90)%, Open (Purchased on 11/08/19 to be repurchased at EUR 2,869,876, collateralized by Lincoln Financing SARL, 3.63%, due at 04/01/24, par and fair value of EUR 2,800,000 and $2,606,172, respectively)		2,883	3,159,756
BNP Paribas SA, (0.90)%, Open (Purchased on 11/08/19 to be repurchased at EUR 2,782,368, collateralized by INEOS Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 2,800,000 and $2,899,178, respectively)		2,795	3,063,409
BNP Paribas SA, (1.15)%, Open (Purchased on 04/28/20 to be repurchased at EUR 2,497,163, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 2,700,000 and $2,673,106, respectively)		2,497	2,736,708
Citigroup Global Markets, Inc., (0.15)%, Open (Purchased on 04/03/20 to be repurchased at USD 1,865,993, collateralized by SS&C Technologies, Inc., 5.50%, due at 09/30/27, par and fair value of USD 1,850,000 and $1,896,250, respectively)	USD	1,866	1,866,188

14

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc., (0.15)%, Open (Purchased on 04/23/20 to be repurchased at USD 3,842,198, collateralized by Walgreens Boots Alliance, Inc., 3.45%, due at 06/01/26, par and fair value of USD 3,642,000 and $3,801,353, respectively)	USD	3,842	$3,842,310
Citigroup Global Markets, Inc., (0.15)%, Open (Purchased on 04/09/20 to be repurchased at USD 1,646,751, collateralized by Bausch Health Cos., Inc., 5.00%, due at 01/30/28, par and fair value of USD 1,700,000 and $1,631,469, respectively)		1,647	1,646,875
Citigroup Global Markets, Inc., (0.20)%, Open (Purchased on 03/23/20 to be repurchased at USD 718,098, collateralized by Kraft Heinz Foods Co., 4.88%, due at 10/01/49, par and fair value of USD 850,000 and $846,851, respectively)		718	718,250
Citigroup Global Markets, Inc., (0.20)%, Open (Purchased on 04/22/20 to be repurchased at USD 1,471,810, collateralized by CenturyLink, Inc., 5.13%, due at 12/15/26, par and fair value of USD 1,500,000 and $1,421,250, respectively)		1,472	1,471,875
Citigroup Global Markets, Inc., (0.20)%, Open (Purchased on 03/26/20 to be repurchased at USD 5,578,851, collateralized by Ypso Finance Bis SA, 6.00%, due at 02/15/28, par and fair value of USD 6,250,000 and $5,686,250, respectively)		5,580	5,579,687
Citigroup Global Markets, Inc., (0.20)%, Open (Purchased on 04/14/20 to be repurchased at USD 1,567,361, collateralized by Ardagh Packaging Finance plc, 5.25%, due at 04/30/25, par and fair value of USD 1,500,000 and $1,541,220, respectively)		1,568	1,567,500
Citigroup Global Markets, Inc., (0.20)%, Open (Purchased on 04/09/20 to be repurchased at USD 3,168,433, collateralized by Ally Financial, Inc., 3.88%, due at 05/21/24, par and fair value of USD 3,250,000 and $3,193,125, respectively)		3,169	3,168,750
Credit Suisse Securities USA LLC, (0.15)%, Open (Purchased on 03/17/20 to be repurchased at USD 1,758,428, collateralized by Netflix, Inc., 4.88%, due at 04/15/28, par and fair value of USD 1,750,000 and $1,861,003, respectively)		1,759	1,758,750

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Credit Suisse Securities USA LLC, (0.15)%, Open (Purchased on 11/27/19 to be repurchased at USD 1,434,267, collateralized by Lions Gate Capital Holdings LLC, 6.38%, due at 02/01/24, par and fair value of USD 1,435,000 and $1,335,052, respectively)	USD	1,426	$1,426,031
Credit Suisse Securities USA LLC, (0.15)%, Open (Purchased on 11/14/19 to be repurchased at USD 4,281,427, collateralized by Walgreens Boots Alliance, Inc., 3.45%, due at 06/01/26, par and fair value of USD 4,161,000 and $4,343,061, respectively)		4,255	4,254,623
Credit Suisse Securities USA LLC, (0.15)%, Open (Purchased on 04/24/20 to be repurchased at USD 1,714,543, collateralized by Ford Motor Co., 4.35%, due at 12/08/26, par and fair value of USD 2,107,000 and $1,669,798, respectively)		1,715	1,714,571
Credit Suisse Securities USA LLC, (0.15)%, Open (Purchased on 02/28/20 to be repurchased at USD 3,002,741, collateralized by Hertz Corp. (The), 6.00%, due at 01/15/28, par and fair value of USD 3,200,000 and $552,000, respectively)		2,996	2,996,000
Credit Suisse Securities USA LLC, (0.15)%, Open (Purchased on 03/19/20 to be repurchased at USD 1,362,886, collateralized by Kraft Heinz Foods Co., 3.75%, due at 04/01/30, par and fair value of USD 1,500,000 and $1,537,091, respectively)		1,363	1,363,125
Credit Suisse Securities USA LLC, (0.25)%, Open (Purchased on 04/06/20 to be repurchased at USD 1,789,577, collateralized by Uber Technologies, Inc., 8.00%, due at 11/01/26, par and fair value of USD 1,850,000 and $1,896,268, respectively)		1,790	1,789,875
Goldman Sachs International, (0.90)%, Open (Purchased on 04/08/20 to be repurchased at EUR 2,535,044, collateralized by eircom Finance DAC, 3.50%, due at 05/15/26, par and fair value of EUR 2,500,000 and $2,739,625, respectively)	EUR	2,536	2,779,322

15

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Goldman Sachs International, (0.90)%, Open (Purchased on 01/07/20 to be repurchased at EUR 269,033, collateralized by Lincoln Financing SARL, 3.63%, due at 04/01/24, par and fair value of EUR 259,000 and $241,071, respectively)	EUR	270	$295,743
Goldman Sachs International, (1.10)%, Open (Purchased on 10/24/19 to be repurchased at EUR 2,172,568, collateralized by eircom Finance DAC, 1.75%, due at 11/01/24, par and fair value of EUR 2,200,000 and $2,303,345, respectively)		2,186	2,395,730
Goldman Sachs International, (1.45)%, Open (Purchased on 11/13/19 to be repurchased at EUR 1,238,945, collateralized by Starfruit Finco BV, 6.50%, due at 10/01/26, par and fair value of EUR 1,200,000 and $1,242,694, respectively)		1,248	1,367,963
Goldman Sachs International, (2.15)%, Open (Purchased on 02/26/20 to be repurchased at GBP 1,102,622, collateralized by Metro Bank plc, 9.50%, due at 10/08/25, par and fair value of GBP 1,000,000 and $992,108, respectively)	GBP	1,106	1,393,359
J.P. Morgan Securities plc, 0.00%, Open (Purchased on 04/30/20 to be repurchased at EUR 890,701, collateralized by Kirk Beauty One GmbH, 8.75%, due at 07/15/23, par and fair value of EUR 1,900,000 and $845,272, respectively)	EUR	891	976,075
J.P. Morgan Securities plc, (0.05)%, Open (Purchased on 02/26/20 to be repurchased at GBP 1,662,327, collateralized by Metro Bank plc, 9.50%, due at 10/08/25, par and fair value of GBP 1,500,000 and $1,488,162, respectively)	GBP	1,661	2,091,627
J.P. Morgan Securities plc, (0.20)%, Open (Purchased on 03/03/20 to be repurchased at GBP 598,192, collateralized by TalkTalk Telecom Group plc, 3.88%, due at 02/20/25, par and fair value of GBP 600,000 and $734,918, respectively)		598	752,964
J.P. Morgan Securities plc, (0.75)%, Open (Purchased on 04/24/20 to be repurchased at EUR 2,262,593, collateralized by Lincoln Financing SARL, 3.63%, due at 04/01/24, par and fair value of EUR 2,500,000 and $2,326,939, respectively)	EUR	2,263	2,479,689

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc, (0.80)%, Open (Purchased on 04/29/20 to be repurchased at EUR 951,017, collateralized by Kirk Beauty One GmbH, 8.75%, due at 07/15/23, par and fair value of EUR 2,000,000 and $889,760, respectively)	EUR	951	$1,042,197
J.P. Morgan Securities plc, (0.83)%, Open (Purchased on 11/06/19 to be repurchased at EUR 5,963,223, collateralized by Orange SA, 2.38%, par and fair value of EUR 5,600,000 and $6,173,936, respectively)(f)		5,990	6,563,986
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 01/07/20 to be repurchased at EUR 2,579,150, collateralized by National Bank of Greece SA, 8.25%, due at 07/18/29, par and fair value of EUR 2,250,000 and $2,243,753, respectively)		2,587	2,834,649
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 04/17/20 to be repurchased at EUR 4,329,799, collateralized by Ardagh Packaging Finance plc, 2.13%, due at 08/15/26, par and fair value of EUR 4,400,000 and $4,630,317, respectively)		4,331	4,746,039
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 12/02/19 to be repurchased at EUR 1,294,916, collateralized by ARD Finance SA, 5.00%, due at 06/30/27, par and fair value of EUR 1,300,000 and $1,284,937, respectively)		1,300	1,424,526
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 11/06/19 to be repurchased at EUR 3,307,964, collateralized by INEOS Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 3,300,000 and $3,416,887, respectively)		3,323	3,641,616
J.P. Morgan Securities plc, (0.90)%, Open (Purchased on 11/06/19 to be repurchased at EUR 2,259,509, collateralized by Lincoln Financing SARL, 3.63%, due at 04/01/24, par and fair value of EUR 2,186,000 and $2,034,675, respectively)		2,270	2,488,079
J.P. Morgan Securities plc, (1.05)%, Open (Purchased on 11/06/19 to be repurchased at EUR 2,803,736, collateralized by INEOS Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 2,800,000 and $2,899,177, respectively)		2,820	3,089,856

16

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc, (1.60)%, Open (Purchased on 01/24/20 to be repurchased at EUR 2,061,694, collateralized by Salini Impregilo SpA, 1.75%, due at 10/26/24, par and fair value of EUR 2,200,000 and $2,023,732, respectively)	EUR	2,071	$2,269,810
J.P. Morgan Securities plc, (1.65)%, Open (Purchased on 10/25/19 to be repurchased at EUR 1,312,891, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 1,300,000 and $1,287,051, respectively)		1,325	1,452,299
J.P. Morgan Securities plc, (1.65)%, Open (Purchased on 10/25/19 to be repurchased at EUR 1,312,891, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 1,300,000 and $1,287,051, respectively)		1,325	1,452,299
J.P. Morgan Securities plc, (1.85)%, Open (Purchased on 03/20/20 to be repurchased at EUR 584,621, collateralized by eircom Finance DAC, 2.63%, due at 02/15/27, par and fair value of EUR 750,000 and $789,012, respectively)		586	642,067
J.P. Morgan Securities plc, (1.90)%, Open (Purchased on 01/24/20 to be repurchased at EUR 104,903, collateralized by INEOS Group Holdings SA, 5.38%, due at 08/01/24, par and fair value of EUR 100,000 and $106,845, respectively)		105	115,594
J.P. Morgan Securities plc, (2.90)%, Open (Purchased on 11/06/19 to be repurchased at EUR 2,120,818, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 2,150,000 and $1,981,461, respectively)		2,134	2,338,506
J.P. Morgan Securities plc, (3.20)%, Open (Purchased on 11/06/19 to be repurchased at EUR 1,013,797, collateralized by INEOS Group Holdings SA, 5.38%, due at 08/01/24, par and fair value of EUR 1,000,000 and $1,068,454, respectively)		1,031	1,130,348
J.P. Morgan Securities plc, (4.00)%, Open (Purchased on 03/11/20 to be repurchased at GBP 296,471, collateralized by Arrow Global Finance plc, 5.13%, due at 09/15/24, par and fair value of GBP 300,000 and $323,379, respectively)	GBP	299	376,036

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Merrill Lynch International, (0.85)%, Open (Purchased on 02/26/20 to be repurchased at GBP 552,424, collateralized by Metro Bank plc, 9.50%, due at 10/08/25, par and fair value of GBP 500,000 and $496,054, respectively)	GBP	553	$696,315
Merrill Lynch International, (1.45)%, Open (Purchased on 11/12/19 to be repurchased at EUR 2,374,280, collateralized by Starfruit Finco BV, 6.50%, due at 10/01/26, par and fair value of EUR 2,300,000 and $2,381,830, respectively)	EUR	2,392	2,621,525
Merrill Lynch International, (1.45)%, Open (Purchased on 01/09/20 to be repurchased at EUR 1,620,649, collateralized by Starfruit Finco BV, 6.50%, due at 10/01/26, par and fair value of EUR 1,500,000 and $1,553,367, respectively)		1,629	1,784,811
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 02/18/20 to be repurchased at USD 3,564,285, collateralized by Kraft Heinz Foods Co., 4.63%, due at 01/30/29, par and fair value of USD 3,250,000 and $3,424,868, respectively)	USD	3,555	3,554,687
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 03/19/20 to be repurchased at USD 1,735,727, collateralized by Netflix, Inc., 4.88%, due at 04/15/28, par and fair value of USD 1,825,000 and $1,940,760, respectively)		1,736	1,736,031
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 03/18/20 to be repurchased at USD 3,872,790, collateralized by Terrier Media Buyer, Inc., 8.88%, due at 12/15/27, par and fair value of USD 4,880,000 and $4,026,000, respectively)		3,874	3,873,500
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 03/18/20 to be repurchased at USD 4,170,503, collateralized by Tenet Healthcare Corp., 6.75%, due at 06/15/23, par and fair value of USD 4,700,000 and $4,695,300, respectively)		4,171	4,171,250
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 03/18/20 to be repurchased at USD 4,360,787, collateralized by Uber Technologies, Inc., 7.50%, due at 09/15/27, par and fair value of USD 5,035,000 and $5,136,204, respectively)		4,362	4,361,569

17

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 02/18/20 to be repurchased at USD 597,923, collateralized by Southwestern Energy Co., 6.20%, due at 01/23/25, par and fair value of USD 725,000 and $641,625, respectively)	USD	596	$596,312
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 04/15/20 to be repurchased at USD 1,681,795, collateralized by Bombardier, Inc., 7.88%, due at 04/15/27, par and fair value of USD 2,420,000 and $1,566,950, respectively)		1,682	1,681,900
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 03/10/20 to be repurchased at USD 6,599,938, collateralized by Panther BF Aggregator 2 LP, 8.50%, due at 05/15/27, par and fair value of USD 6,400,000 and $5,424,000, respectively)		6,592	6,592,000
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 03/17/20 to be repurchased at USD 5,454,312, collateralized by Mattel, Inc., 6.75%, due at 12/31/25, par and fair value of USD 5,750,000 and $5,836,250, respectively)		5,455	5,455,313
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 03/09/20 to be repurchased at USD 802,547, collateralized by Netflix, Inc., 4.88%, due at 06/15/30, par and fair value of USD 750,000 and $795,674, respectively)		802	801,563
RBC Capital Markets, LLC, (0.20)%, Open (Purchased on 03/17/20 to be repurchased at USD 3,514,016, collateralized by Beacon Roofing Supply, Inc., 4.88%, due at 11/01/25, par and fair value of USD 3,900,000 and $3,446,625, respectively)		3,515	3,514,875
RBC Capital Markets, LLC, (0.25)%, Open (Purchased on 03/19/20 to be repurchased at USD 138,297, collateralized by Front Range BidCo, Inc., 6.13%, due at 03/01/28, par and fair value of USD 170,000 and $160,228, respectively)		138	138,338
RBC Capital Markets, LLC, (0.35)%, Open (Purchased on 03/13/20 to be repurchased at USD 1,514,538, collateralized by Host Hotels & Resorts LP, 0.65%, due at 03/01/23, par and fair value of USD 1,625,000 and $1,629,720, respectively)		1,513	1,513,281

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, (0.50)%, Open (Purchased on 03/12/20 to be repurchased at USD 156,788, collateralized by SM Energy Co., 6.75%, due at 09/15/26, par and fair value of USD 500,000 and $136,250, respectively)	USD	157	$156,875
RBC Capital Markets, LLC, (2.25)%, Open (Purchased on 01/08/20 to be repurchased at USD 1,865,000, collateralized by Washington Prime Group LP, 6.45%, due at 08/15/24, par and fair value of USD 2,000,000 and $1,112,500, respectively)		1,865	1,865,000
RBC Europe Ltd., (0.30)%, Open (Purchased on 03/23/20 to be repurchased at GBP 634,520, collateralized by TalkTalk Telecom Group plc, 3.88%, due at 02/20/25, par and fair value of GBP 790,000 and $967,643, respectively)	GBP	635	799,496
RBC Europe Ltd., (2.00)%, Open (Purchased on 10/28/19 to be repurchased at EUR 1,981,084, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 1,950,000 and $1,930,576, respectively)	EUR	2,004	2,195,566

Total Borrowed Bond Agreements — 10.9% (Cost: $197,522,616)			196,900,560

		Shares

Money Market Funds — 6.8%(r)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.12%*		121,808,006	121,808,006
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 0.11%		237,562	237,563

Total Money Market Funds — 6.8% (Cost: $122,045,569)			122,045,569

Total Short-Term Securities — 17.7% (Cost: $319,568,185)			318,946,129

Total Options Purchased — 1.2% (Cost: $22,555,909)			20,949,978

Total Investments Before Options Written, Borrowed Bonds and Investments Sold Short — 111.7% (Cost: $2,199,256,821)			2,007,489,787

Total Options Written — (0.6)% (Premiums Received — $9,301,713)			(11,709,721)

		Par (000)

Borrowed Bonds — (10.5)%

Corporate Bonds — (9.8)%

Canada — (0.1)%
Bombardier, Inc., 7.88%, 04/15/27(a) .	USD	2,420	(1,566,950)

18

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France — (0.3)%
Orange SA, (EUR Swap Annual 5 Year + 2.36%), 2.38%(b)(f)	EUR	5,600	$(6,173,936)

Germany — (0.1)%
Kirk Beauty One GmbH, 8.75%, 07/15/23		2,000	(889,760)

Greece — (0.1)%
National Bank of Greece SA, (EUR Swap Annual 5 Year + 8.46%), 8.25%, 07/18/29(b)		2,250	(2,243,753)

Ireland — (0.6)%
eircom Finance DAC:
1.75%, 11/01/24		4,700	(4,920,783)
2.63%, 02/15/27		2,550	(2,682,641)
3.50%, 05/15/26		2,500	(2,739,625)

			(10,343,049)

Israel — (0.1)%
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 07/21/23	USD	1,270	(1,146,969)

Italy — (0.1)%
Salini Impregilo SpA, 1.75%, 10/26/24	EUR	2,200	(2,023,732)

Luxembourg — (1.4)%
ARD Finance SA, 5.00%, (5.00% Cash or 5.75% PIK), 06/30/27(e)		5,400	(5,337,430)
INEOS Finance plc, 2.88%, 05/01/26		11,600	(12,010,877)
INEOS Group Holdings SA, 5.38%, 08/01/24		1,900	(2,030,062)
Ypso Finance Bis SA, 6.00%, 02/15/28(a)	USD	6,250	(5,686,250)

			(25,064,619)

Netherlands — (0.7)%
Lincoln Financing SARL,
3.63%, 04/01/24	EUR	8,000	(7,446,205)
Starfruit Finco BV, 6.50%, 10/01/26		5,000	(5,177,891)

			(12,624,096)

Spain — (0.8)%
Banco Bilbao Vizcaya Argentaria SA, 3.50%, 02/10/27		3,700	(4,466,191)
Gestamp Automocion SA, 3.25%, 04/30/26		3,800	(3,502,117)
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23		7,250	(7,177,784)

			(15,146,092)

United Kingdom — (0.7)%
Arrow Global Finance plc, 5.13%, 09/15/24	GBP	3,900	(4,203,929)
Metro Bank plc, (GUKG1 + 9.22%), 9.50%, 10/08/25(b)		3,000	(2,976,324)
Motion Bondco DAC, 4.50%, 11/15/27	EUR	4,400	(3,809,175)
TalkTalk Telecom Group plc, 3.88%, 02/20/25	GBP	1,390	(1,702,561)

			(12,691,989)

United States — (4.8)%
Ally Financial, Inc., 3.88%, 05/21/24 .	USD	3,250	(3,193,125)
Ardagh Packaging Finance plc:
2.13%, 08/15/26	EUR	4,400	(4,630,317)
5.25%, 04/30/25(a)	USD	1,500	(1,541,220)
Bausch Health Cos., Inc., 5.00%, 01/30/28(a)		1,700	(1,631,469)

Security		Par (000)	Value

United States (continued)
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(a)	USD	5,750	$(5,081,562)
CenturyLink, Inc., 5.13%, 12/15/26(a) .		1,500	(1,421,250)
Ford Motor Co., 4.35%, 12/08/26		2,107	(1,669,798)
Front Range BidCo, Inc., 6.13%, 03/01/28(a)		1,850	(1,743,662)
Herc Holdings, Inc., 5.50%, 07/15/27(a)		1,000	(937,400)
Hertz Corp. (The), 6.00%, 01/15/28(a)		3,200	(552,000)
Host Hotels & Resorts LP, Series C, 0.65%, 03/01/23		1,625	(1,629,720)
Kraft Heinz Foods Co.:
3.75%, 04/01/30(a)		1,500	(1,537,091)
4.63%, 01/30/29		3,250	(3,424,868)
4.88%, 10/01/49(a)		850	(846,851)
Lions Gate Capital Holdings LLC(a):
5.88%, 11/01/24		1,450	(1,337,625)
6.38%, 02/01/24		1,435	(1,335,052)
Mattel, Inc., 6.75%, 12/31/25(a)		6,600	(6,699,000)
Netflix, Inc.:
4.88%, 04/15/28		3,575	(3,801,762)
4.88%, 06/15/30(a)		750	(795,675)
Panther BF Aggregator 2 LP, 8.50%, 05/15/27(a)		6,400	(5,424,000)
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)		2,350	(2,315,032)
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(a)		2,700	(2,929,500)
SM Energy Co.:
6.63%, 01/15/27		940	(263,200)
6.75%, 09/15/26		500	(136,250)
Southwestern Energy Co., 6.20%, 01/23/25(k)		725	(641,625)
Sprint Capital Corp., 6.88%, 11/15/28		850	(1,023,698)
SS&C Technologies, Inc., 5.50%, 09/30/27(a)		1,850	(1,896,250)
Tenet Healthcare Corp., 6.75%, 06/15/23		7,550	(7,542,450)
Terrier Media Buyer, Inc., 8.88%, 12/15/27(a)		4,880	(4,026,000)
Uber Technologies, Inc.(a):
7.50%, 09/15/27		5,035	(5,136,204)
8.00%, 11/01/26		1,850	(1,896,268)
Walgreens Boots Alliance, Inc., 3.45%, 06/01/26		7,803	(8,144,414)
Washington Prime Group LP, 6.45%, 08/15/24(k)		2,000	(1,112,500)

			(86,296,838)

Total Corporate Bonds — (9.8)% (Proceeds: $191,016,112)			(176,211,783)

U.S. Treasury Obligations — (0.7)%

United States — (0.7)%
U.S. Treasury Notes:
1.13%, 02/28/27		7,050	(7,344,393)
1.38%, 02/15/23		3,160	(3,260,478)

19

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
1.38%, 01/31/22	USD	2,235	$(2,280,660)

			(12,885,531)

Total U.S. Treasury Obligations — (0.7)% (Proceeds: $12,646,052)			(12,885,531)

Total Borrowed Bonds — (10.5)% (Proceeds: $203,662,164)			(189,097,314)

Investments Sold Short — (1.4)%

U.S. Treasury Obligations — (1.4)%
U.S. Treasury Bonds, 2.00%, 02/15/50		9,750	(11,500,810)

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes:
0.38%, 04/30/25	USD	5,000	$(5,007,225)
1.50%, 02/15/30		7,800	(8,447,766)

Total U.S. Treasury Obligations — (1.4)% (Proceeds: $24,891,214)			(24,955,801)

Total Investments Sold Short — (1.4)% (Proceeds: $24,891,214)			(24,955,801)

Total Investments Net of Options Written, Borrowed Bonds and Investments Sold Short — 99.2% (Cost: $1,961,401,730)			1,781,726,951

Other Assets Less Liabilities — 0.8%			15,056,093

Net Assets — 100.0%			$1,796,783,044

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Non-income producing security.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	Convertible security.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Zero-coupon bond.
(j)	Variable rate security. Rate shown is the rate in effect as of period end.
(k)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(l)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Fixed rate.
(p)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(q)	The amount to be repurchased assumes the maturity will be the day after the period end.
(r)	Annualized 7-day yield as of period end.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	352,769,761	—	(230,961,755)	121,808,006	$121,808,006	$589,690	$30	$—
iShares iBoxx $ High Yield Corporate Bond ETF(c)	—	90,500	(90,500)	—	—	45,911	267,093	—

					$121,808,006	$635,601	$267,123	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.

20

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund Futures Call Options, Strike Price EUR 173.00	342	05/22/20	$ 686	$252,053
EURO STOXX 50 Index	146	06/19/20	4,619	(77,150)
S&P 500 E-Mini Index	54	06/19/20	7,836	(68,373)
STOXX 600 Banks Index	680	06/19/20	3,335	(31,190)

				75,340

Short Contracts
Euro Bund Futures Call Options, Strike Price EUR 174.50	342	05/22/20	326	(80,490)
Euro-Bobl	182	06/08/20	27,115	(183,568)
Euro-Bund	93	06/08/20	17,777	(168,819)
Euro-Buxl	7	06/08/20	1,681	(34,021)
Euro-OAT	50	06/08/20	9,251	(58,121)
Euro-Schatz	4	06/08/20	492	428
Russell 2000 E-Mini Index	100	06/19/20	6,534	(1,593,286)
U.S. Treasury 10 Year Note	553	06/19/20	76,902	(159,617)
U.S. Treasury 10 Year Ultra Note	40	06/19/20	6,281	(386,930)
U.S. Treasury Long Bond	11	06/19/20	1,991	(165,961)
U.S. Treasury Ultra Bond	5	06/19/20	1,124	(10,675)
Long Gilt	47	06/26/20	8,151	(19,430)
U.S. Treasury 2 Year Note	14	06/30/20	3,086	3,103
U.S. Treasury 5 Year Note	910	06/30/20	114,191	(61,263)

				(2,918,650)

				$(2,843,310)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	365,774,580	USD	397,084,884	Citibank NA	05/05/20	$3,755,983
GBP	34,675,548	USD	43,133,126	Citibank NA	05/05/20	540,826
USD	550,113,384	EUR	497,754,580	Citibank NA	05/05/20	4,639,783
USD	669,276	EUR	596,550	Bank of America NA	06/16/20	14,968

						8,951,560

USD	2,375,187	EUR	2,183,000	Natwest Markets plc	05/04/20	(17,053)
EUR	54,378,612	USD	59,747,478	Barclays Bank plc	05/05/20	(155,666)
EUR	131,980,000	USD	145,658,217	Citibank NA	05/05/20	(1,025,483)
GBP	5,594,000	USD	7,064,495	Citibank NA	05/05/20	(18,836)
USD	44,792,959	GBP	36,246,123	Citibank NA	05/05/20	(859,137)
USD	2,236,675	GBP	1,800,000	Natwest Markets plc	05/05/20	(30,431)
USD	5,395,635	EUR	4,952,000	Bank of America NA	06/03/20	(34,233)
USD	397,324,467	EUR	365,774,580	Citibank NA	06/03/20	(3,747,362)
USD	17,513,852	EUR	16,176,000	Royal Bank of Canada	06/03/20	(223,132)
USD	22,881,359	EUR	20,968,539	UBS AG	06/03/20	(110,643)
USD	38,146,107	GBP	30,652,123	Citibank NA	06/03/20	(464,840)
USD	2,939,537	GBP	2,376,000	Morgan Stanley & Co. International plc	06/03/20	(53,391)
USD	1,265,187	HKD	9,831,574	Bank of America NA	06/16/20	(2,216)

						(6,742,423)

Net Unrealized Appreciation						$2,209,137

21

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
Altice Europe NV	14,695	05/15/20	EUR	5.00	EUR	5,342	$48,311
EURO STOXX 50 Index	196	05/15/20	EUR	3,000.00	EUR	5,739	50,904
Oracle Corp.	850	05/15/20	USD	57.50	USD	4,502	10,625
S&P 500 Index	72	05/15/20	USD	3,000.00	USD	20,969	154,080
S&P 500 Index	72	05/15/20	USD	3,300.00	USD	20,969	2,880
S&P 500 Index	116	05/15/20	USD	2,500.00	USD	33,784	4,742,660
S&P 500 Index	116	05/15/20	USD	2,750.00	USD	33,784	2,099,020
Altice Europe NV	12,596	06/19/20	EUR	7.00	EUR	4,579	41,410
Caesars Entertainment Corp	582	06/19/20	USD	10.00	USD	562	42,195
Freeport-McMoRan, Inc.	1,250	06/19/20	USD	17.00	USD	1,104	3,750
iShares iBoxx $ High Yield Corporate Bond ETF	5,057	06/19/20	USD	84.00	USD	40,673	225,036
Lions Gate Entertainment Corp.	150	06/19/20	USD	14.00	USD	107	2,250
Lions Gate Entertainment Corp.	200	06/19/20	USD	15.00	USD	143	2,000
Lions Gate Entertainment Corp.	500	06/19/20	USD	12.50	USD	357	7,500
Lions Gate Entertainment Corp.	1,050	06/19/20	USD	9.00	USD	750	26,250
VanEck Vectors Gold Miners ETF	850	06/19/20	USD	35.00	USD	2,742	124,525
Xilinx, Inc.	500	06/19/20	USD	120.00	USD	4,370	6,750
Xilinx, Inc.	750	06/19/20	USD	105.00	USD	6,555	37,500
Discovery, Inc.	1,000	07/17/20	USD	30.00	USD	2,242	20,000
Intel Corp.	500	07/17/20	USD	65.00	USD	2,999	93,500
Intel Corp.	500	09/18/20	USD	75.00	USD	2,999	46,500
S&P 500 Index	72	09/18/20	USD	3,200.00	USD	20,969	418,680
S&P 500 Index	163	09/18/20	USD	3,150.00	USD	47,473	1,234,725
S&P 500 Index	172	09/18/20	USD	3,400.00	USD	50,094	282,080
Xilinx, Inc.	1,500	09/18/20	USD	120.00	USD	13,110	88,500
Zimmer Biomet Holdings, Inc.	250	09/18/20	USD	150.00	USD	2,993	76,250
Micron Technology, Inc.	500	10/16/20	USD	65.00	USD	2,395	77,000
EURO STOXX 50 Index	367	12/18/20	EUR	3,300.00	EUR	10,746	242,111
S&P 500 Index	228	12/18/20	USD	3,500.00	USD	66,403	535,800

							10,742,792

Put
Invesco QQQ Trust, Series 1	500	05/01/20	USD	209.00	USD	10,946	5,000
iShares iBoxx $ High Yield Corporate Bond ETF	500	05/01/20	USD	80.00	USD	4,022	18,750
iShares Russell 2000 ETF	500	05/01/20	USD	110.00	USD	6,516	1,250
iShares Russell 2000 ETF	500	05/01/20	USD	106.00	USD	6,516	1,250
SPDR S&P 500 ETF Trust	500	05/01/20	USD	265.00	USD	14,524	750
VanEck Vectors Semiconductor ETF	500	05/01/20	USD	118.00	USD	6,687	4,250
S&P 500 Index	90	05/08/20	USD	2,850.00	USD	26,212	286,200
Air Lease Corp.	650	05/15/20	USD	17.50	USD	1,700	17,875
Ally Financial, Inc.	500	05/15/20	USD	12.00	USD	820	8,750
Casino Guichard Perrachon SA	1,325	05/15/20	EUR	30.00	EUR	4,535	29,766
Caterpillar, Inc.	500	05/15/20	USD	100.00	USD	5,819	22,750
Dell Technologies, Inc.	1,000	05/15/20	USD	30.00	USD	4,269	7,500
EURO STOXX 50 Index	291	05/15/20	EUR	2,700.00	EUR	8,520	64,895
Invesco QQQ Trust, Series 1	1,300	05/15/20	USD	200.00	USD	28,458	170,950
Invesco Senior Loan ETF	1,500	05/15/20	USD	21.00	USD	3,147	82,500
Invesco Senior Loan ETF	2,500	05/15/20	USD	20.00	USD	5,245	56,250
iShares iBoxx $ High Yield Corporate Bond ETF	500	05/15/20	USD	79.00	USD	4,022	49,500
iShares iBoxx $ High Yield Corporate Bond ETF	4,300	05/15/20	USD	76.00	USD	34,585	180,600
iShares Russell 2000 ETF	500	05/15/20	USD	126.00	USD	6,516	289,500
iShares Russell 2000 ETF	650	05/15/20	USD	95.00	USD	8,470	3,900
iShares Russell 2000 ETF	750	05/15/20	USD	115.00	USD	9,773	60,375
S&P 500 Index	54	05/15/20	USD	2,650.00	USD	15,727	90,990
S&P 500 Index	72	05/15/20	USD	2,800.00	USD	20,969	275,760
S&P 500 Index	113	05/15/20	USD	2,600.00	USD	32,910	144,640
SPDR S&P 500 ETF Trust	89	05/15/20	USD	280.00	USD	2,585	35,956
Tesla, Inc	27	05/15/20	USD	650.00	USD	2,111	26,730
T-Mobile US, Inc	1,250	05/15/20	USD	5.00	USD	1,098	375
T-Mobile US, Inc	1,500	05/15/20	USD	7.00	USD	1,317	900
VanEck Vectors Semiconductor ETF	500	05/15/20	USD	125.00	USD	6,687	92,250
U.S. Treasury 10 Year Note	200	05/22/20	USD	130.00	USD	20,000	3,125

22

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
U.S. Treasury 10 Year Note	215	05/22/20	USD	136.50	USD	21,500	$13,437
U.S. Treasury 10 Year Note	350	05/22/20	USD	129.50	USD	35,000	5,469
U.S. Treasury 5 Year Note	350	05/22/20	USD	125.00	USD	35,000	35,547
Ally Financial, Inc.	500	06/19/20	USD	14.00	USD	820	56,250
EURO STOXX 50 Index	741	06/19/20	EUR	2,700.00	EUR	21,696	551,365
General Electric Co	1,000	06/19/20	USD	6.00	USD	680	27,500
Invesco Senior Loan ETF	1,600	06/19/20	USD	20.00	USD	3,357	96,000
Southwest Airlines Co.	850	06/19/20	USD	25.00	USD	2,656	76,500
Teva Pharmaceutical Industries Ltd.	1,550	06/19/20	USD	5.00	USD	1,665	3,100
Teva Pharmaceutical Industries Ltd.	1,750	06/19/20	USD	9.00	USD	1,880	64,750
Uber Technologies, Inc.	500	06/19/20	USD	19.00	USD	1,514	14,500
AerCap Holdings NV	700	07/17/20	USD	20.00	USD	1,968	133,000
Invesco Senior Loan ETF	6,260	07/17/20	USD	22.00	USD	13,133	1,158,100
S&P 500 Index	72	07/17/20	USD	2,600.00	USD	20,969	551,160
Macy’s, Inc.	500	08/21/20	USD	5.00	USD	293	45,750
Southwest Airlines Co.	750	09/18/20	USD	15.00	USD	2,344	43,125
American Airlines Group, Inc	750	11/20/20	USD	8.00	USD	901	144,750
American Airlines Group, Inc	750	01/15/21	USD	7.00	USD	901	140,250

							5,193,840

							$15,936,632

OTC Credit Default Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration		Exercise	Notional
Description	Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Date		Price	Amount (000)(a)		Value
Call
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	ITRAXX.EUR. CROSSOVER.33. V1	Quarterly	BNP Paribas SA	06/17/20	EUR	60.00	EUR	170,200	$77,265
Bought Protection on 5-Year Credit Default Swap	1.00	Quarterly	ITRAXX.EUR. MAIN.33.V1	Quarterly	Barclays Bank plc	06/17/20	EUR	65.00	EUR	72,300	71,899
Bought Protection on 5-Year Credit Default Swap	1.00	Quarterly	ITRAXX.EUR. MAIN.33.V1	Quarterly	Bank of America NA	05/20/20	EUR	70.00	EUR	68,300	51,734
Bought Protection on 5-Year Credit Default Swap	1.00	Quarterly	CDX.NA.IG.34.V1	Quarterly	Goldman Sachs International	06/17/20	USD	75.00	USD	50,000	68,750
Bought Protection on 5-Year Credit Default Swap	1.00	Quarterly	ITRAXX.EUR. MAIN.33.V1	Quarterly	BNP Paribas SA	06/17/20	EUR	77.50	EUR	90,210	359,320
Bought Protection on 5-Year Credit Default Swap	1.00	Quarterly	CDX.NA.IG.34.V1	Quarterly	Bank of America NA	05/20/20	USD	80.00	USD	30,000	40,815
Bought Protection on 5-Year Credit Default Swap	1.00	Quarterly	CDX.NA.IG.34.V1	Quarterly	Goldman Sachs International	05/20/20	USD	80.00	USD	40,000	42,000
Bought Protection on 5-Year Credit Default Swap	5.00	Quarterly	ITRAXX.EUR. CROSSOVER.33. V1	Quarterly	JPMorgan Chase Bank NA	05/20/20	EUR	400.00	EUR	20,410	26,130
Bought Protection on 5-Year Credit Default Swap	5.00	Quarterly	ITRAXX.EUR. CROSSOVER.33. V1	Quarterly	JPMorgan Chase Bank NA	06/17/20	EUR	425.00	EUR	20,400	149,444
Bought Protection on 5-Year Credit Default Swap	5.00	Quarterly	ITRAXX.EUR. CROSSOVER.33. V1	Quarterly	Barclays Bank plc	05/20/20	EUR	450.00	EUR	8,500	51,303

											938,660

23

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund			Expiration		Exercise	Notional
Description	Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Date		Price	Amount (000)(a)		Value
Put
Bought Protection on 5-Year Credit Default Swap	1.00%	Quarterly	ITRAXX.EUR. MAIN.33.V1	Quarterly	Barclays Bank plc	05/20/20	EUR	80.00	EUR	34,000	$124,730
Bought Protection on 5-Year Credit Default Swap	5.00	Quarterly	CDX.NA.HY.34.V1	Quarterly	Bank of America NA	06/17/20	USD	92.00	USD	11,100	268,620
Bought Protection on 5-Year Credit Default Swap	5.00	Quarterly	CDX.NA.HY.34.V1	Quarterly	Goldman Sachs International	05/20/20	USD	92.00	USD	15,000	148,049
Bought Protection on 5-Year Credit Default Swap	5.00	Quarterly	CDX.NA.HY.34.V1	Quarterly	Goldman Sachs International	05/20/20	USD	93.00	USD	10,000	124,447
Bought Protection on 5-Year Credit Default Swap	5.00	Quarterly	CDX.NA.HY.34.V1	Quarterly	Goldman Sachs International	05/20/20	USD	93.00	USD	10,150	126,314
Bought Protection on 5-Year Credit Default Swap	5.00	Quarterly	ITRAXX.EUR. CROSSOVER.33. V1	Quarterly	BNP Paribas SA	05/20/20	EUR	500.00	EUR	25,950	443,454
Bought Protection on 5-Year Credit Default Swap	5.00	Quarterly	ITRAXX.EUR. CROSSOVER.33. V1	Quarterly	BNP Paribas SA	05/20/20	EUR	500.00	EUR	25,950	443,454
Bought Protection on 5-Year Credit Default Swap	5.00	Quarterly	ITRAXX.EUR. CROSSOVER.33. V1	Quarterly	JPMorgan Chase Bank NA	05/20/20	EUR	525.00	EUR	5,600	51,672
Bought Protection on 5-Year Credit Default Swap	5.00	Quarterly	ITRAXX.EUR. CROSSOVER.33. V1	Quarterly	Bank of America NA	06/17/20	EUR	550.00	EUR	34,100	747,218
Bought Protection on 5-Year Credit Default Swap	5.00	Quarterly	ITRAXX.EUR. CROSSOVER.33. V1	Quarterly	Barclays Bank plc	06/17/20	EUR	550.00	EUR	17,000	372,513
Bought Protection on 5-Year Credit Default Swap	5.00	Quarterly	ITRAXX.EUR. CROSSOVER.33. V1	Quarterly	Citibank NA	06/17/20	EUR	550.00	EUR	17,000	372,513
Bought Protection on 5-Year Credit Default Swap	5.00	Quarterly	ITRAXX.EUR. CROSSOVER.33. V1	Quarterly	Barclays Bank plc	05/20/20	EUR	600.00	EUR	17,100	109,920
Bought Protection on 5-Year Credit Default Swap	5.00	Quarterly	ITRAXX.EUR. CROSSOVER.33. V1	Quarterly	Barclays Bank plc	05/20/20	EUR	600.00	EUR	34,100	219,197
Bought Protection on 5-Year Credit Default Swap	5.00	Quarterly	ITRAXX.EUR. CROSSOVER.33. V1	Quarterly	BNP Paribas SA	05/20/20	EUR	600.00	EUR	25,610	164,622
Bought Protection on 5-Year Credit Default Swap	5.00	Quarterly	ITRAXX.EUR. CROSSOVER.33. V1	Quarterly	Barclays Bank plc	06/17/20	EUR	700.00	EUR	34,100	357,959

											4,074,682

											$5,013,342

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

24

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)	Value
Put
5-Year Interest Rate Swap(a)	1.38%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	05/20/20	1.38%	USD 39,000	$4

(a)	Forward settling swaption.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
Altice Europe NV	14,695	05/15/20	EUR	6.00	EUR	5,342	$(80,518)
EURO STOXX 50 Index	196	05/15/20	EUR	3,150.00	EUR	5,739	(4,081)
S&P 500 Index	116	05/15/20	USD	2,600.00	USD	33,784	(3,649,360)
S&P 500 Index	116	05/15/20	USD	2,650.00	USD	33,784	(3,115,180)
Altice Europe NV	12,596	06/19/20	EUR	9.00	EUR	4,579	(55,213)
Caesars Entertainment Corp	582	06/19/20	USD	11.00	USD	562	(17,169)
Xilinx, Inc.	750	06/19/20	USD	115.00	USD	6,555	(12,000)
Intel Corp.	500	07/17/20	USD	72.50	USD	2,999	(22,750)
S&P 500 Index	163	09/18/20	USD	3,300.00	USD	47,473	(518,340)
S&P 500 Index	244	09/18/20	USD	3,500.00	USD	71,063	(200,080)
EURO STOXX 50 Index	367	12/18/20	EUR	3,550.00	EUR	10,746	(75,207)
S&P 500 Index	228	12/18/20	USD	3,600.00	USD	66,403	(300,960)

							(8,050,858)

Put
Invesco QQQ Trust, Series 1	500	05/01/20	USD	202.00	USD	10,946	(3,250)
iShares iBoxx $ High Yield Corporate Bond ETF	500	05/01/20	USD	75.00	USD	4,022	(500)
iShares Russell 2000 ETF	500	05/01/20	USD	96.00	USD	6,516	(1,000)
iShares Russell 2000 ETF	500	05/01/20	USD	98.00	USD	6,516	(1,000)
SPDR S&P 500 ETF Trust	500	05/01/20	USD	255.00	USD	14,524	(500)
VanEck Vectors Semiconductor ETF	500	05/01/20	USD	108.00	USD	6,687	(7,500)
S&P 500 Index	90	05/08/20	USD	2,750.00	USD	26,212	(124,200)
Invesco QQQ Trust, Series 1	1,300	05/15/20	USD	185.00	USD	28,458	(53,300)
iShares iBoxx $ High Yield Corporate Bond ETF	500	05/15/20	USD	74.00	USD	4,022	(11,000)
iShares iBoxx $ High Yield Corporate Bond ETF	750	05/15/20	USD	70.00	USD	6,032	(5,625)
iShares iBoxx $ High Yield Corporate Bond ETF	3,550	05/15/20	USD	72.00	USD	28,553	(53,250)
iShares Russell 2000 ETF	500	05/15/20	USD	116.00	USD	6,516	(110,000)
iShares Russell 2000 ETF	650	05/15/20	USD	80.00	USD	8,470	(650)
iShares Russell 2000 ETF	750	05/15/20	USD	105.00	USD	9,773	(16,500)
S&P 500 Index	54	05/15/20	USD	2,500.00	USD	15,727	(39,420)
S&P 500 Index	72	05/15/20	USD	2,675.00	USD	20,969	(139,680)
S&P 500 Index	113	05/15/20	USD	2,400.00	USD	32,910	(48,025)
Tesla, Inc	27	05/15/20	USD	550.00	USD	2,111	(8,775)
VanEck Vectors Semiconductor ETF	500	05/15/20	USD	115.00	USD	6,687	(27,500)
EURO STOXX 50 Index	741	06/19/20	EUR	2,500.00	EUR	21,696	(289,487)
S&P 500 Index	72	07/17/20	USD	2,400.00	USD	20,969	(324,000)

							(1,265,162)

							$(9,316,020)

25

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Credit	Exercise	Notional Amount
Description	Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Date	Rating (a)	Price	(000) (b)		Value
Put
Sold Protection on 5-Year Credit Default Swap	CDX.NA.HY.34.V1	Quarterly	5.00%	Quarterly	Bank of America NA	06/17/20	NR	USD 87.00	USD	11,100	$(145,410)
Sold Protection on 5-Year Credit Default Swap	CDX.NA.HY.34.V1	Quarterly	5.00	Quarterly	Goldman Sachs International	05/20/20	NR	USD 87.00	USD	15,000	(49,074)
Sold Protection on 5-Year Credit Default Swap	CDX.NA.HY.34.V1	Quarterly	5.00	Quarterly	Goldman Sachs International	05/20/20	NR	USD 87.00	USD	10,150	(33,206)
Sold Protection on 5-Year Credit Default Swap	CDX.NA.HY.34.V1	Quarterly	5.00	Quarterly	Goldman Sachs International	05/20/20	NR	USD 87.00	USD	10,000	(32,716)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. MAIN.33.V1	Quarterly	1.00	Quarterly	Barclays Bank plc	05/20/20	NR	EUR 120.00	EUR	34,000	(19,951)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.33.V1	Quarterly	5.00	Quarterly	Barclays Bank plc	05/20/20	NR	EUR 575.00	EUR	17,000	(134,313)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.33.V1	Quarterly	5.00	Quarterly	BNP Paribas SA	05/20/20	NR	EUR 575.00	EUR	25,950	(205,024)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.33.V1	Quarterly	5.00	Quarterly	BNP Paribas SA	05/20/20	NR	EUR 575.00	EUR	25,950	(205,024)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.33.V1	Quarterly	5.00	Quarterly	Barclays Bank plc	05/20/20	NR	EUR 600.00	EUR	8,500	(54,639)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.33.V1	Quarterly	5.00	Quarterly	Bank of America NA	06/17/20	NR	EUR 650.00	EUR	34,100	(443,523)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.33.V1	Quarterly	5.00	Quarterly	Barclays Bank plc	06/17/20	NR	EUR 650.00	EUR	17,000	(221,111)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.33.V1	Quarterly	5.00	Quarterly	Citibank NA	06/17/20	NR	EUR 650.00	EUR	17,000	(221,111)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.33.V1	Quarterly	5.00	Quarterly	Barclays Bank plc	05/20/20	NR	EUR 675.00	EUR	17,100	(69,696)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.33.V1	Quarterly	5.00	Quarterly	Barclays Bank plc	05/20/20	NR	EUR 700.00	EUR	34,100	(124,440)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.33.V1	Quarterly	5.00	Quarterly	BNP Paribas SA	05/20/20	NR	EUR 700.00	EUR	25,610	(93,457)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.33.V1	Quarterly	5.00	Quarterly	Barclays Bank plc	06/17/20	NR	EUR 800.00	EUR	34,100	(249,349)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.33.V1	Quarterly	5.00	Quarterly	Barclays Bank plc	06/17/20	NR	EUR 900.00	EUR	17,000	(91,657)

											$(2,393,701)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

26

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V3	5.00%	Quarterly	12/20/24	USD	12,792	$671,789	$(1,152,763)	$1,824,552
ITRAXX.EUR.CROSSOVER.32.V1	1.00	Quarterly	12/20/24	EUR	18,450	928,033	1,215,540	(287,507)
ITRAXX.EUR.CROSSOVER.33.V1	1.00	Quarterly	06/20/25	EUR	24,495	1,516,495	2,255,725	(739,230)
ITRAXX.EUR.CROSSOVER.33.V1	5.00	Quarterly	06/20/25	EUR	22,940	(238,827)	(230,120)	(8,707)
ITRAXX.EUR.MAIN.33.V1	1.00	Quarterly	06/20/25	EUR	33,970	(407,761)	(364,407)	(43,354)

						$2,469,729	$1,723,975	$745,754

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUR.
CROSSOVER.32.V1 .	5.00%	Quarterly	12/20/24	NR	EUR	760	$13,818	$(34,706)	$48,524
CDX.NA.IG.34.V1	1.00	Quarterly	06/20/25	NR	USD	50,000	389,284	257,092	132,192
ITRAXX.FINSR.33.V1	1.00	Quarterly	06/20/25	NR	EUR	33,970	17,224	(51,212)	68,436

							$420,326	$171,174	$249,152

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund			Notional		Upfront Premium	Unrealized
Rate	Frequency	Rate	Frequency	Termination Date	Amount (000)	Value	Paid (Received)	Appreciation (Depreciation)
3.15%	Semi-Annual	3 month LIBOR	Quarterly	11/16/23	USD33,000	$(3,624,796)	$—	$(3,624,796)
2.66%	Semi-Annual	3 month LIBOR	Quarterly	02/28/29	USD6,355	(1,158,410)	(62,645)	(1,095,765)

						$(4,783,206)	$(62,645)	$(4,720,561)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Boparan Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/20	EUR	900	$3,086	$8,336	$(5,250)
American Airlines Group, Inc.	5.00	Quarterly	Goldman Sachs International	12/20/20	USD	5,000	1,033,498	910,157	123,341
Avis Budget Car Rental LLC	5.00	Quarterly	Goldman Sachs International	12/20/20	USD	265	17,357	28,366	(11,009)
Mattel, Inc.	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	4,870	(2,000)	25,265	(27,265)
Mattel, Inc.	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	4,870	(2,000)	35,327	(37,327)
Altice Luxembourg SA	5.00	Quarterly	JPMorgan Chase Bank NA	06/20/21	EUR	2,220	(117,843)	(87,664)	(30,179)
American Airlines Group, Inc.	5.00	Quarterly	Barclays Bank plc	06/20/21	USD	3,000	1,002,697	1,083,882	(81,185)
American Airlines Group, Inc.	5.00	Quarterly	Goldman Sachs Bank USA	06/20/21	USD	3,000	1,002,697	968,650	34,047
Delta Air Lines, Inc.	5.00	Quarterly	Goldman Sachs International	06/20/21	USD	3,000	85,859	142,449	(56,590)
Delta Air Lines, Inc.	5.00	Quarterly	Goldman Sachs International	06/20/21	USD	3,000	85,859	117,453	(31,594)
Ford Motor Co.	5.00	Quarterly	Goldman Sachs International	06/20/21	USD	1,710	41,565	50,093	(8,528)
HP, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/21	USD	5,500	(60,313)	59,658	(119,971)
United Airlines Holdings, Inc.	5.00	Quarterly	Goldman Sachs Bank USA	06/20/21	USD	3,000	293,804	327,632	(33,828)
United Airlines Holdings, Inc.	5.00	Quarterly	Goldman Sachs Bank USA	06/20/21	USD	3,000	293,804	249,587	44,217
Virgin Media Finance plc	5.00	Quarterly	Credit Suisse International	06/20/21	EUR	3,620	(228,167)	(183,116)	(45,051)
Casino Guichard Perrachon SA	5.00	Quarterly	Morgan Stanley & Co. International plc	12/20/21	EUR	2,500	(1,526)	(10,702)	9,176

27

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Iceland Bondco plc	5.00%	Quarterly	Credit Suisse International	12/20/21	EUR	2,150	$64,808	$23,439	$41,369
J.P. Morgan Structured Products BV	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/21	EUR	1,850	94,271	132,589	(38,318)
Virgin Media Finance plc	5.00	Quarterly	Credit Suisse International	12/20/21	EUR	7,510	(612,112)	(623,442)	11,330
Vue International Bidco plc	5.00	Quarterly	Credit Suisse International	12/20/21	EUR	3,730	314,553	(83,773)	398,326
Altice Luxembourg SA	5.00	Quarterly	JPMorgan Chase Bank NA	06/20/22	EUR	2,480	(164,774)	(55,091)	(109,683)
Ford Motor Co.	5.00	Quarterly	Goldman Sachs International	06/20/22	USD	1,020	72,032	65,461	6,571
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	06/20/22	EUR	3,240	559,319	(6,888)	566,207
Staples, Inc.	5.00	Quarterly	Goldman Sachs International	06/20/22	USD	875	192,701	120,189	72,512
Staples, Inc.	5.00	Quarterly	Goldman Sachs International	06/20/22	USD	1,650	363,378	204,536	158,842
Staples, Inc.	5.00	Quarterly	JPMorgan Chase Bank NA	06/20/22	USD	1,000	220,229	187,358	32,871
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/22	EUR	6,610	1,361,711	(88,389)	1,450,100
Vue International Bidco plc	5.00	Quarterly	Credit Suisse International	12/20/22	EUR	740	86,017	29,120	56,897
Ally Financial, Inc.	5.00	Quarterly	Goldman Sachs International	06/20/23	USD	1,710	(180,591)	(150,878)	(29,713)
Cable & Wireless International Finance BV	5.00	Quarterly	Goldman Sachs International	12/20/23	EUR	1,480	(206,436)	(228,905)	22,469
Cable & Wireless International Finance BV	5.00	Quarterly	Goldman Sachs International	12/20/23	EUR	1,398	(194,951)	(205,857)	10,906
Cable & Wireless International Finance BV	5.00	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	1,434	(199,985)	(222,297)	22,312
Jaguar Land Rover Automotive plc	5.00	Quarterly	BNP Paribas SA	06/20/24	EUR	1,488	292,324	52,108	240,216
Jaguar Land Rover Automotive plc	5.00	Quarterly	Credit Suisse International	06/20/24	EUR	1,330	261,284	91,312	169,972
Jaguar Land Rover Automotive plc	5.00	Quarterly	Credit Suisse International	06/20/24	EUR	992	194,883	34,739	160,144
Jaguar Land Rover Automotive plc	5.00	Quarterly	Credit Suisse International	06/20/24	EUR	4,390	862,435	288,767	573,668
Jaguar Land Rover Automotive plc	5.00	Quarterly	Credit Suisse International	06/20/24	EUR	1,480	290,752	67,787	222,965
Jaguar Land Rover Automotive plc	5.00	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	2,490	489,172	93,613	395,559
Staples, Inc.	5.00	Quarterly	Barclays Bank plc	06/20/24	USD	3,725	1,260,724	92,522	1,168,202
Stonegate Pub Co. Financing plc	5.00	Quarterly	Credit Suisse International	06/20/24	EUR	1,350	(37,069)	(48,608)	11,539
Sudzucker International Finance BV	1.00	Quarterly	Barclays Bank plc	06/20/24	EUR	3,700	33,423	63,159	(29,736)
Sudzucker International Finance BV	1.00	Quarterly	Citibank NA	06/20/24	EUR	3,750	33,875	63,718	(29,843)
TDC A/S	1.00	Quarterly	Credit Suisse International	06/20/24	EUR	2,450	83,419	38,544	44,875
TDC A/S	1.00	Quarterly	Credit Suisse International	06/20/24	EUR	2,483	84,554	36,014	48,540
Accor SA	1.00	Quarterly	Barclays Bank plc	12/20/24	EUR	5,692	340,424	(56,990)	397,414
Accor SA	1.00	Quarterly	Goldman Sachs International	12/20/24	EUR	1,898	113,514	(14,224)	127,738
Altice Finco SA	5.00	Quarterly	Barclays Bank plc	12/20/24	EUR	408	(25,224)	(45,605)	20,381
Altice Finco SA	5.00	Quarterly	Barclays Bank plc	12/20/24	EUR	668	(41,310)	(65,249)	23,939
Altice Finco SA	5.00	Quarterly	BNP Paribas SA	12/20/24	EUR	981	(60,627)	(121,974)	61,347
Altice Finco SA	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	981	(60,627)	(126,937)	66,310
Altice Finco SA	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	160	(9,892)	(16,734)	6,842
Altice Finco SA	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	220	(13,601)	(27,933)	14,332
Altice Finco SA	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	991	(61,261)	(125,815)	64,554
Altice Finco SA	5.00	Quarterly	Goldman Sachs International	12/20/24	EUR	637	(39,391)	(90,975)	51,584
Altice Finco SA	5.00	Quarterly	Goldman Sachs International	12/20/24	EUR	411	(25,422)	(39,065)	13,643
Ardagh Packaging Finance plc	5.00	Quarterly	BNP Paribas SA	12/20/24	EUR	1,840	(190,480)	(127,708)	(62,772)
Ardagh Packaging Finance plc	5.00	Quarterly	Citibank NA	12/20/24	EUR	2,575	(266,615)	(412,696)	146,081
Ardagh Packaging Finance plc	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	5,430	(562,084)	(828,046)	265,962
Ardagh Packaging Finance plc	5.00	Quarterly	Morgan Stanley & Co. International plc	12/20/24	EUR	848	(87,746)	(118,280)	30,534
Ardagh Packaging Finance plc	5.00	Quarterly	Morgan Stanley & Co. International plc	12/20/24	EUR	913	(94,497)	(127,378)	32,881
Avis Budget Car Rental LLC	5.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	1,902	632,608	(285,416)	918,024
Avis Budget Car Rental LLC	5.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	270	89,806	21,029	68,777
Avis Budget Car Rental LLC	5.00	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	1,902	632,608	(290,230)	922,838
Caterpillar, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/24	USD	12,650	(414,447)	(301,862)	(112,585)
Devon Energy Corp	1.00	Quarterly	BNP Paribas SA	12/20/24	USD	1,000	53,462	(2,637)	56,099
Devon Energy Corp	1.00	Quarterly	Citibank NA	12/20/24	USD	2,250	120,290	(13,747)	134,037

28

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Financial Guaranty Insurance Company	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	800	$(1,093)	$22,770	$(23,863)
Hertz Corp. (The)	5.00	Quarterly	BNP Paribas SA	12/20/24	USD	2,415	1,867,341	(70,610)	1,937,951
Hess Corp.	1.00	Quarterly	BNP Paribas SA	12/20/24	USD	1,500	89,276	6,558	82,718
Hess Corp.	1.00	Quarterly	BNP Paribas SA	12/20/24	USD	1,300	77,373	38,966	38,407
Hess Corp.	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	3,000	178,553	495,629	(317,076)
HSBC Holdings plc	1.00	Quarterly	Citibank NA	12/20/24	EUR	3,795	72,444	9,604	62,840
ITV plc	5.00	Quarterly	Goldman Sachs International	12/20/24	EUR	6,070	(789,973)	(1,113,490)	323,517
Jaguar Land Rover Automotive plc	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	760	165,030	(15,895)	180,925
Netflix, Inc.	5.00	Quarterly	Barclays Bank plc	12/20/24	USD	911	(171,158)	(170,599)	(559)
Netflix, Inc.	5.00	Quarterly	Citibank NA	12/20/24	USD	911	(171,158)	(168,100)	(3,058)
Netflix, Inc.	5.00	Quarterly	Citibank NA	12/20/24	USD	1,167	(219,393)	(209,630)	(9,763)
Netflix, Inc.	5.00	Quarterly	Goldman Sachs International	12/20/24	USD	662	(124,479)	(124,072)	(407)
Next Group plc	1.00	Quarterly	Barclays Bank plc	12/20/24	EUR	10,240	574,654	100,739	473,915
Occidental Petroleum Corp	1.00	Quarterly	Barclays Bank plc	12/20/24	USD	560	154,255	272,534	(118,279)
Republic of Italy	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	39,430	1,844,409	738,500	1,105,909
SoftBank Group Corp.	1.00	Quarterly	Goldman Sachs International	12/20/24	JPY	196,250	125,363	94,520	30,843
SoftBank Group Corp.	1.00	Quarterly	Goldman Sachs International	12/20/24	JPY	392,500	250,726	190,854	59,872
SoftBank Group Corp.	1.00	Quarterly	Goldman Sachs International	12/20/24	JPY	196,250	125,363	92,258	33,105
Southwest Airlines Co.	1.00	Quarterly	Citibank NA	12/20/24	USD	5,000	420,525	(44,372)	464,897
Southwest Airlines Co.	1.00	Quarterly	Citibank NA	12/20/24	USD	10,000	841,050	(192,024)	1,033,074
Standard Chartered plc	1.00	Quarterly	Goldman Sachs International	12/20/24	EUR	5,740	198,383	(29,221)	227,604
Staples, Inc.	5.00	Quarterly	Barclays Bank plc	12/20/24	USD	4,800	1,705,242	(62,766)	1,768,008
Staples, Inc.	5.00	Quarterly	BNP Paribas SA	12/20/24	USD	500	177,629	7,257	170,372
Sudzucker International Finance BV	1.00	Quarterly	Bank of America NA	12/20/24	EUR	1,900	31,551	(19,023)	50,574
Sudzucker International Finance BV	1.00	Quarterly	BNP Paribas SA	12/20/24	EUR	1,900	31,551	(19,223)	50,774
Sunrise Communications AG	5.00	Quarterly	Barclays Bank plc	12/20/24	EUR	4,090	(886,905)	(842,527)	(44,378)
Sunrise Communications AG	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	5,290	(1,147,122)	(1,170,354)	23,232
TDC A/S	1.00	Quarterly	Citibank NA	12/20/24	EUR	2,300	107,933	11,450	96,483
TDC A/S	1.00	Quarterly	Citibank NA	12/20/24	EUR	3,780	177,387	22,563	154,824
TDC A/S	1.00	Quarterly	Credit Suisse International	12/20/24	EUR	800	37,542	5,974	31,568
UniCredit SpA	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	EUR	2,620	381,785	121,116	260,669
UniCredit SpA	5.00	Quarterly	Citibank NA	12/20/24	EUR	3,800	(170,254)	(570,467)	400,213
Xerox Corp.	1.00	Quarterly	Barclays Bank plc	12/20/24	USD	4,000	208,983	275,356	(66,373)
Ally Financial, Inc.	5.00	Quarterly	Citibank NA	06/20/25	USD	880	(125,498)	(97,357)	(28,141)
Ally Financial, Inc.	5.00	Quarterly	Citibank NA	06/20/25	USD	1,320	(188,247)	(146,013)	(42,234)
ArcelorMittal SA	5.00	Quarterly	Credit Suisse International	06/20/25	EUR	1,700	(79,537)	—	(79,537)
Avis Budget Car Rental LLC	5.00	Quarterly	Barclays Bank plc	06/20/25	USD	280	96,406	39,919	56,487
Avis Budget Car Rental LLC	5.00	Quarterly	JPMorgan Chase Bank NA	06/20/25	USD	270	92,963	34,511	58,452
Banco Bilbao Vizcaya Argentaria SA	1.00	Quarterly	Citibank NA	06/20/25	EUR	1,825	177,143	286,411	(109,268)
Banco Bilbao Vizcaya Argentaria SA	1.00	Quarterly	Citibank NA	06/20/25	EUR	1,825	177,143	288,075	(110,932)
Banco Bilbao Vizcaya Argentaria SA	5.00	Quarterly	Citibank NA	06/20/25	EUR	1,700	(207,136)	(177,207)	(29,929)
Banco Santander SA	1.00	Quarterly	Citibank NA	06/20/25	EUR	1,833	148,380	272,526	(124,146)
Banco Santander SA	1.00	Quarterly	Citibank NA	06/20/25	EUR	1,800	145,710	267,620	(121,910)
Caterpillar, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	5,000	(170,016)	(110,355)	(59,661)
Caterpillar, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	2,150	(73,107)	(44,150)	(28,957)
Caterpillar, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	3,000	(102,010)	(60,153)	(41,857)
Caterpillar, Inc.	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/25	USD	4,000	(136,013)	(59,765)	(76,248)
CDX.NA.EM.33.V1	1.00	Quarterly	Citibank NA	06/20/25	USD	4,270	457,068	494,817	(37,749)
CDX.NA.EM.33.V1	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/25	USD	11,000	1,177,461	1,281,634	(104,173)
CDX.NA.EM.33.V1	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/25	USD	8,670	928,053	963,279	(35,226)
CenturyLink, Inc.	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/25	USD	2,220	286,423	298,599	(12,176)
Continental AG	1.00	Quarterly	Bank of America NA	06/20/25	EUR	2,120	36,135	89,442	(53,307)
Continental AG	1.00	Quarterly	Barclays Bank plc	06/20/25	EUR	3,420	58,291	141,466	(83,175)
Dell, Inc.	1.00	Quarterly	Barclays Bank plc	06/20/25	USD	1,320	81,068	146,218	(65,150)
Dell, Inc.	1.00	Quarterly	BNP Paribas SA	06/20/25	USD	3,000	184,245	418,184	(233,939)

29

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Dell, Inc	1.00%	Quarterly	BNP Paribas SA	06/20/25	USD	3,100	$190,386	$343,275	$(152,889)
Dell, Inc	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/25	USD	1,400	85,981	93,886	(7,905)
Enel SpA	1.00	Quarterly	Deutsche Bank AG	06/20/25	EUR	3,610	(54,523)	(21,775)	(32,748)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank plc	06/20/25	USD	3,420	334,616	431,204	(96,588)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank plc	06/20/25	USD	1,710	167,308	204,733	(37,425)
Ford Motor Co.	5.00	Quarterly	Bank of America NA	06/20/25	USD	1,020	141,555	131,479	10,076
Ford Motor Co.	5.00	Quarterly	Barclays Bank plc	06/20/25	USD	1,530	212,333	227,680	(15,347)
General Electric Co.	1.00	Quarterly	BNP Paribas SA	06/20/25	USD	4,350	179,925	271,864	(91,939)
General Electric Co.	1.00	Quarterly	BNP Paribas SA	06/20/25	USD	4,350	179,925	243,848	(63,923)
Glencore Finance Europe Ltd.	5.00	Quarterly	Citibank NA	06/20/25	EUR	1,700	(183,255)	(126,993)	(56,262)
Glencore Finance Europe Ltd.	5.00	Quarterly	Citibank NA	06/20/25	EUR	3,420	(368,665)	(255,480)	(113,185)
Halliburton Co.	1.00	Quarterly	BNP Paribas SA	06/20/25	USD	3,150	271,054	312,072	(41,018)
Halliburton Co.	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	1,350	116,166	133,556	(17,390)
ITV plc	5.00	Quarterly	Credit Suisse International	06/20/25	EUR	1,023	(138,159)	(102,551)	(35,608)
J.P. Morgan Structured Products BV	1.00	Quarterly	Citibank NA	06/20/25	EUR	1,700	280,363	286,707	(6,344)
J.P. Morgan Structured Products BV	5.00	Quarterly	Citibank NA	06/20/25	EUR	1,700	(71,365)	(50,595)	(20,770)
Macy’s Retail Holdings, Inc.	1.00	Quarterly	BNP Paribas SA	06/20/25	USD	2,215	695,279	571,634	123,645
Macy’s Retail Holdings, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	2,300	721,961	573,935	148,026
Michelin Luxembourg SCS	1.00	Quarterly	Deutsche Bank AG	06/20/25	EUR	3,420	(63,163)	(37,663)	(25,500)
Next Group plc	1.00	Quarterly	Goldman Sachs International	06/20/25	EUR	2,540	169,126	242,950	(73,824)
Nokia OYJ	5.00	Quarterly	Goldman Sachs International	06/20/25	EUR	3,420	(700,526)	(651,292)	(49,234)
Peugeot SA	5.00	Quarterly	Goldman Sachs International	06/20/25	EUR	1,710	(238,837)	(234,551)	(4,286)
Renault SA	1.00	Quarterly	Goldman Sachs International	06/20/25	EUR	3,420	318,043	398,860	(80,817)
Repsol International Finance BV	1.00	Quarterly	Deutsche Bank AG	06/20/25	EUR	3,410	97,294	202,867	(105,573)
Repsol International Finance BV	1.00	Quarterly	Goldman Sachs International	06/20/25	EUR	1,700	48,505	97,944	(49,439)
Repsol International Finance BV	1.00	Quarterly	Goldman Sachs International	06/20/25	EUR	1,720	49,075	79,551	(30,476)
Repsol International Finance BV	1.00	Quarterly	HSBC Bank plc	06/20/25	EUR	1,770	50,502	99,272	(48,770)
Republic of Italy	1.00	Quarterly	Bank of America NA	06/20/25	USD	19,700	1,072,484	1,282,382	(209,898)
SES SA	1.00	Quarterly	Credit Suisse International	06/20/25	EUR	112	1,987	2,769	(782)
SES SA	1.00	Quarterly	Credit Suisse International	06/20/25	EUR	108	1,899	2,915	(1,016)
SES SA	1.00	Quarterly	Goldman Sachs International	06/20/25	EUR	1,700	30,036	41,395	(11,359)
SES SA	1.00	Quarterly	Goldman Sachs International	06/20/25	EUR	1,710	30,213	52,109	(21,896)
Simon Property Group LP	1.00	Quarterly	Barclays Bank plc	06/20/25	USD	4,250	309,517	312,635	(3,118)
Simon Property Group LP	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	1,200	87,393	101,177	(13,784)
Simon Property Group LP	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	1,000	72,827	110,829	(38,002)
Simon Property Group LP	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/25	USD	4,325	314,979	372,887	(57,908)
Southwest Airlines Co.	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	1,535	151,436	54,951	96,485
Southwest Airlines Co.	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	1,535	151,436	54,951	96,485
Stonegate Pub Co. Financing plc	5.00	Quarterly	Credit Suisse International	06/20/25	EUR	700	3,471	(8,246)	11,717
Stora Enso OYJ	5.00	Quarterly	Citibank NA	06/20/25	EUR	3,400	(734,213)	(717,332)	(16,881)
Stora Enso OYJ	5.00	Quarterly	Goldman Sachs International	06/20/25	EUR	1,700	(367,107)	(374,475)	7,368
Sudzucker International Finance BV	1.00	Quarterly	Goldman Sachs International	06/20/25	EUR	2,936	70,435	96,738	(26,303)
Sudzucker International Finance BV	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/25	EUR	3,414	81,902	108,951	(27,049)
Telefonica Emisiones SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/25	EUR	3,700	30,575	107,384	(76,809)
Teva Pharmaceutical Finance Co. BV	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	2,155	291,082	322,562	(31,480)
Xerox Corp.	1.00	Quarterly	Barclays Bank plc	06/20/25	USD	2,360	151,164	178,643	(27,479)
Xerox Corp.	1.00	Quarterly	BNP Paribas SA	06/20/25	USD	1,375	88,072	130,095	(42,023)
Xerox Corp.	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	2,200	140,915	247,388	(106,473)

							$22,696,956	$8,436,849	$14,260,107

30

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Quarterly	Goldman Sachs International	12/20/20	A-	USD	3,750	$28,191	$(13,389)	$41,580
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	06/20/23	B-	EUR	115	(27,038)	(13,888)	(13,150)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	06/20/23	B-	EUR	1,400	(329,160)	(2,648)	(326,512)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Morgan Stanley & Co. International plc	06/20/23	B-	EUR	2,260	(531,358)	(14,021)	(517,337)
Advanced Micro Devices, Inc.	5.00	Quarterly	Barclays Bank plc	06/20/24	BB	USD	1,000	192,349	162,342	30,007
Financial Guaranty Insurance Company	1.00	Quarterly	Citibank NA	06/20/24	BBB-	USD	7,900	(159,574)	(500,896)	341,322
Financial Guaranty Insurance Company	1.00	Quarterly	Citibank NA	06/20/24	BBB-	USD	23,695	(478,620)	(1,502,371)	1,023,751
Garfunkelux Holdco 2 SA	5.00	Quarterly	BNP Paribas SA	06/20/24	B-	EUR	1,000	(262,382)	(70,934)	(191,448)
Garfunkelux Holdco 2 SA	5.00	Quarterly	BNP Paribas SA	06/20/24	B-	EUR	1,579	(414,424)	(285,099)	(129,325)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	06/20/24	B-	EUR	1,340	(351,591)	(102,504)	(249,087)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	06/20/24	B-	EUR	2,150	(564,121)	(30,854)	(533,267)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	06/20/24	B-	EUR	1,700	(446,049)	(201,574)	(244,475)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	06/20/24	B-	EUR	1,890	(495,901)	(169,808)	(326,093)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	06/20/24	B-	EUR	880	(230,896)	(153,356)	(77,540)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	06/20/24	B-	EUR	1,021	(267,768)	(187,898)	(79,870)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	06/20/24	B-	EUR	2,300	(603,478)	(177,008)	(426,470)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Goldman Sachs International	06/20/24	B-	EUR	1,500	(393,572)	(69,611)	(323,961)
HCA, Inc.	5.00	Quarterly	Citibank NA	06/20/24	BB-	USD	4,900	785,881	679,562	106,319
Advanced Micro Devices, Inc.	5.00	Quarterly	Barclays Bank plc	12/20/24	BB	USD	14,150	2,990,339	2,740,308	250,031
Advanced Micro Devices, Inc.	5.00	Quarterly	BNP Paribas SA	12/20/24	BB	USD	1,000	211,331	204,914	6,417
Altice Luxembourg SA	5.00	Quarterly	Citibank NA	12/20/24	NR	EUR	40	18	4,349	(4,331)
Garfunkelux Holdco 2 SA	5.00	Quarterly	BNP Paribas SA	12/20/24	B-	EUR	767	(209,052)	16,207	(225,259)
Garfunkelux Holdco 2 SA	5.00	Quarterly	BNP Paribas SA	12/20/24	B-	EUR	383	(104,526)	8,448	(112,974)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	60	(16,361)	(746)	(15,615)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	160	(43,628)	—	(43,628)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	5,420	(1,477,904)	—	(1,477,904)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	80	(21,814)	4,596	(26,410)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	50	(13,633)	1,648	(15,281)
HCA, Inc.	5.00	Quarterly	Barclays Bank plc	12/20/24	BB-	USD	1,500	257,882	229,478	28,404
HCA, Inc.	5.00	Quarterly	BNP Paribas SA	12/20/24	BB-	USD	5,000	859,608	879,501	(19,893)
HCA, Inc.	5.00	Quarterly	Goldman Sachs International	12/20/24	BB-	USD	2,950	507,168	482,487	24,681
HCA, Inc.	5.00	Quarterly	Goldman Sachs International	12/20/24	BB-	USD	5,800	997,144	1,037,598	(40,454)
Intrum AB	5.00	Quarterly	Credit Suisse International	12/20/24	BB	EUR	110	(23,156)	3,414	(26,570)
Intrum AB	5.00	Quarterly	Morgan Stanley & Co. International plc	12/20/24	BB	EUR	800	(168,406)	39,992	(208,398)
Jaguar Land Rover Automotive plc	5.00	Quarterly	Credit Suisse International	12/20/24	B	EUR	1,390	(301,830)	(23,334)	(278,496)

31

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Kraft Heinz Foods Co.	1.00%	Quarterly	Goldman Sachs International	12/20/24	BB+	USD	3,600	$22,902	$(3,141)	$26,043
Republic of Italy	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	BBB	USD	39,430	(869,746)	34,211	(903,957)
ADLER Real Estate AG .	5.00	Quarterly	Citibank NA	06/20/25	BB+	EUR	1,710	151,308	132,955	18,353
ADLER Real Estate AG .	5.00	Quarterly	JPMorgan Chase Bank NA	06/20/25	BB+	EUR	1,040	92,024	27,410	64,614
ADLER Real Estate AG .	5.00	Quarterly	JPMorgan Chase Bank NA	06/20/25	BB+	EUR	1,830	161,926	(20,660)	182,586
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/25	BBB+	EUR	5,110	(58,092)	(109,173)	51,081
Elis SA	5.00	Quarterly	Credit Suisse International	06/20/25	BB	EUR	1,360	24,216	(6,226)	30,442
Grifols SA	5.00	Quarterly	Credit Suisse International	06/20/25	B+	EUR	1,040	156,380	117,490	38,890
Ladbrokes Group Finance plc	1.00	Quarterly	BNP Paribas SA	06/20/25	BB	EUR	1,026	(111,063)	(137,075)	26,012
OI European Group BV	5.00	Quarterly	Credit Suisse International	06/20/25	B+	EUR	684	45,452	36,328	9,124
Republic of Italy	1.00	Quarterly	Bank of America NA	06/20/25	NR	USD	19,700	(536,633)	(733,425)	196,792
Sprint Communications, Inc.	5.00	Quarterly	Barclays Bank plc	06/20/25	BB	USD	2,000	401,277	337,071	64,206
Sprint Communications, Inc.	5.00	Quarterly	Barclays Bank plc	06/20/25	BB	USD	3,000	601,914	464,549	137,365
Telecom Italia SpA	1.00	Quarterly	Bank of America NA	06/20/25	BB+	EUR	1,700	(129,154)	(145,437)	16,283
thyssenkrupp AG	1.00	Quarterly	Credit Suisse International	06/20/25	BB-	EUR	1,710	(278,830)	(314,416)	35,586
UPC Holding BV	5.00	Quarterly	Goldman Sachs International	06/20/25	B	EUR	1,730	170,077	41,064	129,013
Verisure Midholding AB	5.00	Quarterly	Credit Suisse International	06/20/25	CCC+	EUR	1,040	61,533	12,306	49,227
Verizon Communications, Inc.	1.00	Quarterly	Citibank NA	06/20/25	BBB+	USD	2,200	20,910	(16,122)	37,032
Verizon Communications, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/25	BBB+	USD	5,300	50,373	(25,924)	76,297
Ziggo Bond Co. BV	5.00	Quarterly	Credit Suisse International	06/20/25	B-	EUR	4,240	529,129	476,518	52,611
Virgin Media Finance plc .	5.00	Quarterly	Credit Suisse International	06/20/26	B	EUR	5,000	624,531	1,076,829	(452,298)
Virgin Media Finance plc .	5.00	Quarterly	Credit Suisse International	06/20/26	B	EUR	12,400	1,548,838	2,230,947	(682,109)
Virgin Media Finance plc .	5.00	Quarterly	Credit Suisse International	06/20/26	B	EUR	2,409	300,946	374,785	(73,839)
Virgin Media Finance plc .	5.00	Quarterly	Credit Suisse International	12/20/26	B	EUR	2,130	266,427	495,168	(228,741)
Virgin Media Finance plc .	5.00	Quarterly	Credit Suisse International	12/20/26	B	EUR	1,150	143,845	257,364	(113,519)
Tesco plc	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BBB-	EUR	490	(22,916)	(43,116)	20,200
Tesco plc	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BBB-	EUR	17,390	(813,257)	(1,530,163)	716,906
Virgin Media Finance plc .	5.00	Quarterly	Credit Suisse International	06/20/29	B	EUR	4,950	629,463	1,118,186	(488,723)

								$2,077,449	$7,123,208	$(5,045,759)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

32

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate (Amount)/Reference	Frequency	Rate/Reference	Frequency	Counterparty
Host Hotels & Resorts, Inc.	At Termination	3 month LIBOR minus 0.30%	At Termination	Merrill Lynch International & Co.	05/28/20	USD	35	$(114,741)	$—	$(114,741)
iShares Preferred & Income Securities ETF	At Termination	3 month LIBOR minus 1.00%	At Termination	Credit Suisse International	05/29/20	USD	50	(229,100)	—	(229,100)
3 month EURIBOR	Quarterly	Markit iBoxx EUR Corporates Total Return Index	At Termination	Barclays Bank plc	06/20/20	EUR	6,300	(262,316)	2,842	(265,158)
3 month EURIBOR	At Termination	Markit iBoxx EUR Corporates Total Return Index	At Termination	Barclays Bank plc	06/20/20	EUR	8,490	(5,712)	2,122	(7,834)
3 month EURIBOR	At Termination	Markit iBoxx EUR Corporates Total Return Index	At Termination	Citibank NA	06/20/20	EUR	8,700	324,015	378	323,637
3 month EURIBOR	At Termination	Markit iBoxx EUR Corporates Total Return Index	At Termination	Goldman Sachs International	06/20/20	EUR	8,540	18,547	3,444	15,103
3 month EURIBOR	At Termination	Markit iBoxx EUR Corporates Total Return Index	At Termination	JPMorgan Chase Bank NA	06/20/20	EUR	8,770	360,028	381	359,647
3 month EURIBOR	Quarterly	Markit iBoxx EUR Corporates Total Return Index	At Termination	Morgan Stanley & Co. International plc	06/20/20	EUR	3,150	(113,817)	1,279	(115,096)
3 month EURIBOR	At Termination	Markit iBoxx EUR Liquid High Yield Total Return Index	At Termination	BNP Paribas SA	06/20/20	EUR	4,200	102,073	771	101,302
Restaurant Brands International, Inc .	Quarterly	3 month LIBOR minus 1.00%	Quarterly	Credit Suisse International	07/31/20	USD	10	(193,617)	—	(193,617)
3 month LIBOR Southwest Airlines Co.	Quarterly	minus 0.95%	Quarterly	Credit Suisse International	07/31/20	USD	15	22,110	—	22,110
3 month LIBOR Yum! Brands, Inc.	Quarterly	minus 0.80%	Quarterly	Citibank NA	07/31/20	USD	3	(47,974)	—	(47,974)
3 month LIBOR Caterpillar, Inc.	Quarterly	minus 1.50%	Quarterly	BNP Paribas SA	08/07/20	USD	5	(13,411)	—	(13,411)
3 month LIBOR General Electric Co.	Quarterly	minus 0.25%	Quarterly	Citibank NA	08/31/20	USD	50	4,654	—	4,654
VanEck Vectors		3 month LIBOR
Semiconductor ETF	Quarterly	minus 0.65%	Quarterly	BNP Paribas SA	10/19/20	USD	5	(14,435)	—	(14,435)
iShares Preferred & Income Securities ETF	Quarterly	3 month LIBOR minus 1.00%	Quarterly	Credit Suisse International	11/25/20	USD	50	(400,510)	—	(400,510)
iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	1 month LIBOR minus 2.95%	Monthly	Citibank NA	11/27/20	USD	50	(506,020)	—	(506,020)
3 month LIBOR iShares MSCI India ETF Quarterly		minus 1.20%	Quarterly	Credit Suisse International	11/30/20	USD	45	(291,571)	—	(291,571)
iShares iBoxx $ High Yield Corporate Bond ETF	Quarterly	3 month LIBOR minus 3.25%	Quarterly	Citibank NA	02/12/21	USD	25	(312,497)	—	(312,497)
3 month LIBOR Oasis Petroleum, Inc. .	Quarterly	minus 3.00%	Quarterly	Credit Suisse International	04/23/21	USD	27	(1,945)	—	(1,945)

								$(1,676,239)	$11,217	$(1,687,456)

33

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America NA	02/15/23	$1,693,556	$(166,967	)(b)	$1,553,340	2.1%

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-100 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Euro Interbank Offer Rate:

EUR 1 Week

EUR 1 Month

Intercontinental	Exchange LIBOR:

GBP 1 Week

JPY 1 Month

USD 1 Week

USD 1 Month

(b)	Amount includes $(26,751) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America NA, as of April 30, 2020, expiration date 02/15/23:

	Shares	Value	% of Basket Value

Reference Entity — Long
Belgium
Telenet Group Holding NV	3,468	$144,848	9.3%

Brazil
Oi SA, ADR	517,212	266,468	17.2

Germany
Aroundtown SA	205,456	1,105,122	71.1
Tele Columbus AG	757,060	1,951,061	125.6

		3,056,183
Italy
Telecom Italia SpA	9,439,670	3,764,815	242.4

Japan
SoftBank Group Corp.	43,596	1,868,640	120.3

Netherlands
Altice Europe NV	748,965	2,988,146	192.4

United Kingdom
Arrow Global Group plc	1,290,230	1,638,251	105.5
ITV plc	1,535,516	1,474,372	94.9

		3,112,623

United States
Bausch Health Cos., Inc.	56,293	1,020,029	65.7
iShares iBoxx $ High Yield Corporate Bond ETF	55,000	4,423,650	284.8

		5,443,679

Total Reference Entity — Long		20,645,402

Reference Entity — Short

Canada
Restaurant Brands International, Inc.	(10,000)	(493,000)	(31.7)

	Shares	Value	% of Basket Value

Ireland
AerCap Holdings NV	(15,000)	$(421,800)	(27.2)%

United States
Allegiant Travel Co.	(17,000)	(1,334,160)	(85.9)
Ally Financial, Inc.	(35,000)	(573,650)	(36.9)
American Airlines Group, Inc. .	(25,000)	(300,250)	(19.3)
Caterpillar, Inc.	(7,500)	(872,850)	(56.2)
CommScope Holding Co., Inc.	(273,460)	(3,010,795)	(193.8)
Dell Technologies, Inc., Class C	(10,000)	(426,900)	(27.5)
General Electric Co.	(150,000)	(1,020,000)	(65.7)
Industrial Select Sector SPDR Fund	(5,000)	(321,050)	(20.7)
iShares iBoxx $ High Yield Corporate Bond ETF	(30,715)	(2,470,407)	(159.1)
iShares MSCI Brazil ETF	(50,000)	(1,233,500)	(79.4)
iShares Preferred & Income Securities ETF	(40,000)	(1,386,000)	(89.2)
iShares Russell 2000 ETF	(10,000)	(1,303,100)	(83.9)
Southwest Airlines Co.	(40,000)	(1,250,000)	(80.5)
VanEck Vectors Semiconductor ETF	(20,000)	(2,674,600)	(172.2)

		(18,177,262)

Total Reference Entity — Short		(19,092,062)

Net Value of Reference Entity — Bank of America NA		$1,553,340

34

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 month LIBOR	London Interbank Offered Rate	0.33%
3 month EURIBOR	Euro Interbank Offered Rate	(0.27)
3 month LIBOR	London Interbank Offered Rate	0.56

Glossary of Terms Used in this Report

Currency

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

OTC	Over-the-counter

PCL	Public Company Limited

PIK	Payment-In-Kind

S&P	Standard & Poor’s

SCA	Svenska Cellulosa Aktiebolaget

SPDR	Standard & Poor’s Depositary Receipts

35

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities (a)	$—	$47,838,929	$—	$47,838,929
Common Stocks:
Brazil	532,935	—	—	532,935
Italy	—	65,444	—	65,444
Netherlands	—	495,920	—	495,920
United Kingdom	—	294,750	—	294,750
United States	6,763,136	90,036	—	6,853,172
Corporate Bonds
Australia	—	2,353,813	—	2,353,813
Austria	—	1,951,361	—	1,951,361
Belgium	—	112,160	—	112,160
Brazil	—	7,145,571	—	7,145,571
Canada	—	43,528,334	—	43,528,334
Cayman Islands	—	171,000	—	171,000
China	—	28,486,755	—	28,486,755
France	—	16,277,492	—	16,277,492
Germany	—	20,885,777	—	20,885,777
Ghana	—	858,000	—	858,000
Hong Kong	—	5,102,524	—	5,102,524
India	—	2,328,023	—	2,328,023
Indonesia	—	1,034,374	—	1,034,374
Ireland	—	5,087,368	—	5,087,368
Israel	—	14,051,312	—	14,051,312
Italy	—	43,115,720	—	43,115,720
Japan	—	21,820,652	—	21,820,652
Jersey	—	1,851,965	—	1,851,965
Luxembourg	—	36,278,384	—	36,278,384
Malaysia	—	2,307,959	—	2,307,959
Mexico	—	279,921	—	279,921
Netherlands	—	23,951,381	—	23,951,381
Norway	—	106,464	—	106,464
Philippines	—	258,475	—	258,475
Portugal	—	8,451,195	—	8,451,195

36

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund

	Level 1	Level 2	Level 3	Total
South Korea	$—	$2,524,794	$—	$2,524,794
Spain	—	46,296,240	—	46,296,240
Sweden	—	7,106,426	—	7,106,426
Switzerland	—	11,854,025	—	11,854,025
Thailand	—	1,624,031	—	1,624,031
Turkey	—	9,063,367	—	9,063,367
United Arab Emirates	—	961,898	—	961,898
United Kingdom	—	98,482,624	—	98,482,624
United States	—	722,216,671	87,419,281	809,635,952
Vietnam	—	400,000	—	400,000
Floating Rate Loan Interests:
Canada	—	1,230,847	—	1,230,847
France	—	13,895,031	—	13,895,031
Germany	—	7,492,313	—	7,492,313
Luxembourg	—	19,441,934	17,936,368	37,378,302
Netherlands	—	7,846,733	—	7,846,733
Norway	—	2,580,546	—	2,580,546
Spain	—	13,823,356	—	13,823,356
Sweden	—	6,448,119	—	6,448,119
Switzerland	—	3,719,589	—	3,719,589
United Kingdom	—	8,294,408	—	8,294,408
United States	—	158,301,215	23,748,205	182,049,420
Foreign Agency Obligations (a)	—	11,318,734	—	11,318,734
Foreign Government Obligations (a)	—	2,756,649	—	2,756,649
Investment Companies	1,129,100	—	—	1,129,100
Non-Agency Mortgage-Backed Securities (a)	—	19,124,741	—	19,124,741
Preferred Securities:
Spain	2,210,520	—	—	2,210,520
United Kingdom	—	5,042,840	—	5,042,840
United States	—	2,280,000	—	2,280,000
U.S. Treasury Obligations	—	7,145,945	—	7,145,945
Short-Term Securities:
Borrowed Bond Agreements	—	196,900,560	—	196,900,560
Money Market Funds	122,045,569	—	—	122,045,569
Options Purchased:
Credit contracts	—	5,013,342	—	5,013,342
Equity contracts	15,879,054	—	—	15,879,054
Interest rate contracts	57,578	4	—	57,582
Liabilities:
Borrowed Bonds (a)	—	(189,097,314)	—	(189,097,314)
Investment Sold Short	—	(24,955,801)	—	(24,955,801)

	$148,617,892	$1,515,714,926	$129,103,854	$1,793,436,672

Derivative Financial Instruments (b)
Assets:
Credit contracts	$—	$25,096,404	$—	$25,096,404
Equity contracts	—	26,764	—	26,764
Foreign currency exchange contracts	—	8,951,560	—	8,951,560
Interest rate contracts	255,584	799,689	—	1,055,273
Liabilities:
Credit contracts	—	(17,280,851)	—	(17,280,851)
Equity contracts	(11,086,019)	(2,292,788)	—	(13,378,807)
Foreign currency exchange contracts	—	(6,742,423)	—	(6,742,423)
Interest rate contracts	(1,328,895)	(5,108,649)	—	(6,437,544)

	$(12,159,330)	$3,449,706	$—	$(8,709,624)

(a)	See above Schedule of Investments for values in each country.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

37

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Long/Short Credit Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Investments:
Assets:
Opening balance, as of July 31, 2019	$4,414,952	$295,357	$47,640,619	$59,376,916	$111,727,844
Transfers into level 3 (a)	—	—	40,000,000	23,208,669	63,208,669
Transfers out of level 3 (b)	—	(295,357)	—	(23,477,004)	(23,772,361)
Accrued discounts/premiums	—	—	(1,633)	112,162	110,529
Net realized loss	—	—	—	(690,918)	(690,918)
Net change in unrealized depreciation (c)	(21,964)	—	(10,933,091)	(3,739,419)	(14,694,474)
Purchases	—	—	18,362,640	13,738,855	32,101,495
Sales	(4,392,988)	—	(7,649,254)	(26,844,688)	(38,886,930)

Closing balance, as of April 30, 2020	$—	$—	$87,419,281	$41,684,573	$129,103,854

Net change in unrealized depreciation on investments still held at April 30, 2020 (c)	$—	$—	$(10,875,645)	$(3,750,874)	$(14,626,519)

(a)

As of July 31, 2019, the Fund used observable inputs in determining the value of certain investments. As of April 30, 2020, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of July 31, 2019, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2020, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $41,684,573. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)
Corporate Bonds	$87,419,281	Market	Estimated Recovery Value	—

	$87,419,281

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

38